UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6718

DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	1/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund. During the fund’s reporting period from August 1, 2005, through January 31, 2006, the U.S. bond market continued to defy conventional wisdom, demonstrating remarkable resilience in the face of steadily rising short-term interest rates and a moderately growing economy.

Historically, longer-term interest rates have risen during periods of the Federal Reserve Board (the “Fed”) tightening. Over the reporting period, however, yields of 10-year U.S.Treasury securities rose only 0.29 percentage points while short-term rates increased 1.25 percentage points, causing yield differences between shorter- and longer-term bonds to narrow. In addition, the yield curve was actually inverted during one trading session late last year, the first time since 2000 that yields were this narrow. By the end of the reporting period, the difference in yields between two-year and 10-year U.S.Treasury securities was 0.02 percentage points.

Yield differences between higher-quality and lower-quality bonds also narrowed beyond historical norms, indicating that investors are not currently being compensated for assuming the credit risks that lower-rated securities typically entail.Today’s low “risk premiums” are partly the result of rallies in global financial markets over the past few years, in which higher-risk opportunities generally outperformed lower-risk investments.

For more information about market perspectives and the fund’s performance during this reporting period, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.You may also visit www.dreyfus.com for information about the fund.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Robert Bayston, Portfolio Manager

How did Dreyfus Inflation Adjusted Securities Fund perform relative to its benchmark?

For the six-month period ended January 31, 2006, the fund’s Institutional shares achieved a total return of 2.07%, and its Investor shares achieved a total return of 1.97% .1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities Index (the “Index”), achieved a total return of 2.27% for the same period.2 In addition, the average total return of all funds reported in the Lipper Treasury Inflation Protected Securities category was 1.87% over the reporting period.3

The market for Treasury Inflation Protected Securities (“TIPS”) proved to be relatively volatile during the reporting period as inflation expectations fluctuated in the wake of three major hurricanes and soaring energy prices.While the fund’s relatively conservative investment posture enabled it to produce higher returns than its Lipper category average, the fund lagged the Index, which maintained greater exposure than the fund to longer-term TIPS.

What is the fund’s investment approach?

The fund seeks returns that exceed the rate of inflation.To pursue this goal, the fund normally invests at least 80% of its assets in inflation-indexed securities, which are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

effective duration between two and 10 years, and the fund may invest in securities with effective or final maturities of any length.

What other factors influenced the fund’s performance?

The fund was influenced by two main factors during the reporting period: rising interest rates and changing inflation expectations.

As it has since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates in a moderately expanding economy, implementing increases of 25 basis points at each of five meetings of its Federal Open Market Committee. As a result, the overnight federal funds rate rose from 3.25% at the start of the reporting period to 4.5% by the end. Contrary to historical norms, however, yields of long-term bonds fell slightly, while intermediate-term yields rose only modestly compared to their shorter-term counterparts. As a result, yield differences continued to narrow across the market’s maturity spectrum, with longer-term bonds producing higher total returns than shorter-term securities.

At the same time, the inflation-adjusted securities market was affected by investor uncertainty in the wake of three major hurricanes that devastated parts of the Gulf Coast, including facilities for domestic energy production, refining and distribution. Hurricane-related disruptions caused oil prices to surge above $70 per barrel, fueling investors’ inflation concerns. By the end of September, year-over-year measures of inflation had reached a high of 4.7%, producing attractive inflation accruals for TIPS, especially those with shorter maturities.

In October, however, it became apparent that the hurricanes’ impact on U.S. economic growth might not be as severe as anticipated, causing energy prices and inflation fears to wane. Accordingly, TIPS lost value over the second half of the reporting period.

In this challenging environment, we maintained a relatively conservative investment posture designed to shelter the fund from the full brunt of rising interest rates.Accordingly, we set the fund’s average duration — a

4

measure of sensitivity to changing interest rates — in a range that we considered shorter than that of the Index.While this positioning helped protect the fund from volatility, it also prevented the fund from participating as fully as the Index in the strength of longer-dated securities.

What is the fund’s current positioning?

When the Fed raised the federal funds rate to 4.5% on January 31, the last day of the reporting period, it changed the language in its accompanying statement, which many analysts interpreted as a sign that the Fed may be nearing the end of its credit-tightening campaign. Although one or more additional rate hikes may be forthcoming, we recently prepared the fund for the next phase of the economic cycle by moving its average duration toward a range that is more in line with the Index. This neutral positioning also reflects our view that TIPS ended the reporting period fairly priced.Although the fund maintains exposure across the market’s full maturity spectrum, we have placed mild emphasis on securities in the five-year maturity range, which we believe could benefit if yield spreads widen from today’s narrow levels.

February 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LEHMAN BROTHERS INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S.Treasury Inflation Protected
Securities Index is a sub-index of the U.S.Treasury component of the Lehman Brothers U.S.
Government Index. Securities in the Lehman Brothers U.S.Treasury Inflation Protected Securities
Index are dollar-denominated, non-convertible, publicly issued, fixed-rate, investment-grade
(Moody’s Baa3 or better) U.S.Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding.
[3]	Source: Lipper Inc.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2005 to January 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2006

	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 2.80	$ 1.53
Ending value (after expenses)	$1,019.70	$1,020.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2006

	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 2.80	$ 1.53
Ending value (after expenses)	$1,022.43	$1,023.69

† Expenses are equal to the fund’s annualized expense ratio of .55% for Investor shares and .30% for Institutional shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS January 31, 2006 (Unaudited)
	Principal
Bonds and Notes—96.0%	Amount ($)	Value ($)

U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010	1,064,186 [a]	1,019,277
1.625%, 1/15/2015	336,414 [a]	336,588
1.875%, 7/15/2013	597,269 [a]	593,656
2%, 1/15/2014	589,132 [a]	524,461
2%, 7/15/2014	524,285 [a]	524,718
2.375%, 1/15/2025	314,571 [a]	332,349
3%, 7/15/2012	560,638 [a]	597,097
3.5%, 1/15/2011	766,550 [a]	824,669
3.625%, 4/15/2028	461,927 [a]	598,292
3.875%, 4/15/2029	524,148 [a]	797,562
4.25%, 1/15/2010	240,830 [a]	262,663
Total Bonds and Notes
(cost $6,351,755)		6,411,332

Other Investment—3.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $207,000)	207,000 [b]	207,000

Total Investments (cost $6,558,755)	99.1%	6,618,332

Cash and Receivables (Net)	.9%	57,646

Net Assets	100.0%	6,675,978

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index. b Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †
	Value (%)		Value (%)

U.S. Treasury Inflation		Money Market Investments	3.1
Protected Securities	96.0		99.1
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	6,351,755	6,411,332
Affiliated issuers	207,000	207,000
Cash		34,059
Receivable for investment securities sold		2,779,232
Dividends and interest receivable		18,927
Prepaid expenses		15,701
Due from The Dreyfus Corporation and affiliates—Note 3(b)		354
		9,466,605

Liabilities ($):
Payable for investment securities purchased		2,771,160
Accrued expenses		19,467
		2,790,627

Net Assets ($)		6,675,978

Composition of Net Assets ($):
Paid-in capital		6,901,527
Accumulated distributions in excess of investment income—net		(253,034)
Accumulated net realized gain (loss) on investments		(32,092)
Accumulated net unrealized appreciation
(depreciation) on investments		59,577

Net Assets ($)		6,675,978

Net Asset Value Per Share
	Investor Shares	Institutional Shares

Net Assets ($)	3,188,749	3,487,229
Shares Outstanding	264,116	288,670

Net Asset Value Per Share ($)	12.07	12.08

See notes to financial statements.
8

STATEMENT OF OPERATIONS Six Months Ended January 31, 2006 (Unaudited)
Investment Income ($):
Income:
Interest	97,873
Dividends;
Affiliated issuers	1,052
Total Income	98,925
Expenses:
Management fee—Note 3(a)	9,772
Auditing fees	19,774
Registration fees	10,599
Prospectus and shareholders’ reports	6,041
Shareholder servicing costs—Note 3(b)	4,328
Custodian fees—Note 3(b)	1,413
Directors’ fees and expenses—Note 3(c)	343
Legal fees	163
Loan commitment fees—Note 2	12
Miscellaneous	5,528
Total Expenses	57,973
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(44,211)
Net Expenses	13,762
Investment Income—Net	85,163

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(27,505)
Net realized gain (loss) on financial futures	(8,827)
Net Realized Gain (Loss)	(36,332)
Net unrealized appreciation (depreciation) on investments
[including ($5,063) net unrealized (depreciation) on financial futures]	80,829
Net Realized and Unrealized Gain (Loss) on Investments	44,497
Net Increase in Net Assets Resulting from Operations	129,660

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Operations ($):
Investment income—net	85,163	136,233
Net realized gain (loss) on investments	(36,332)	265,309
Net unrealized appreciation
(depreciation) on investments	80,829	(68,403)
Net Increase (Decrease) in Net Assets
Resulting from Operations	129,660	333,139

Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(90,858)	(133,634)
Institutional Shares	(107,073)	(158,656)
Net realized gain on investments:
lnvestor Shares	(34,693)	—
Institutional Shares	(39,384)	—
Total Dividends	(272,008)	(292,290)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	160,314	45
Institutional Shares	27,885	52,126
Dividends reinvested:
Investor Shares	125,337	133,634
Institutional Shares	133,487	141,075
Cost of shares redeemed:
Investor Shares	(38,598)	(107,668)
Institutional Shares	(3,546)	—
Increase (Decrease) in Net Assets from
Capital Stock Transactions	404,879	219,212
Total Increase (Decrease) in Net Assets	262,531	260,061

Net Assets ($):
Beginning of Period	6,413,447	6,153,386
End of Period	6,675,978	6,413,447
Distributions in excess of
investment income—net	(253,034)	(140,266)

10

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Capital Share Transactions:
Investor Shares
Shares sold	13,273	3
Shares issued for dividends reinvested	10,269	10,572
Shares redeemed	(3,166)	—
Net Increase (Decrease) in Shares Outstanding	20,376	10,575

Institutional Shares
Shares sold	2,297	4,180
Shares issued for dividends reinvested	10,944	11,164
Shares redeemed	(289)	(8,648)
Net Increase (Decrease) in Shares Outstanding	12,952	6,696

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	January 31, 2006		Year Ended July 31,

Investor Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.34	12.25	12.69	12.50
Investment Operations:
Investment income—net [b]	.15	.25	.26	.23
Net realized and unrealized
gain (loss) on investments	.09	.40	.71	.35
Total from Investment Operations	.24	.65	.97	.58
Distributions:
Dividends from investment income—net	(.37)	(.56)	(.55)	(.39)
Dividends from net realized
gain on investments	(.14)	—	(.86)	—
Total Distributions	(.51)	(.56)	(1.41)	(.39)
Net asset value, end of period	12.07	12.34	12.25	12.69

Total Return (%)	1.97[c]	5.39	7.79	4.63[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.90[d]	1.74	1.80	3.30[d]
Ratio of net expenses
to average net assets	.55[d]	.55	.55	.55[d]
Ratio of net investment income
to average net assets	2.39[d]	2.00	2.05	2.33[d]
Portfolio Turnover Rate	49.53[c]	118.91	951.51	1,306.72[c]

Net Assets, end of period ($ x 1,000)	3,189	3,009	2,857	2,650

[a]	From October 31, 2002 (commencement of operations) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

12

Six Months Ended
	January 31, 2006		Year Ended July 31,

Institutional Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.35	12.25	12.69	12.50
Investment Operations:
Investment income—net [b]	.17	.28	.27	.25
Net realized and unrealized
gain (loss) on investments	.08	.41	.73	.35
Total from Investment Operations	.25	.69	1.00	.60
Distributions:
Dividends from investment income—net	(.38)	(.59)	(.58)	(.41)
Dividends from net realized
gain on investments	(.14)	—	(.86)	—
Total Distributions	(.52)	(.59)	(1.44)	(.41)
Net asset value, end of period	12.08	12.35	12.25	12.69

Total Return (%)	2.07[c]	5.60	8.06	4.82[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.65[d]	1.49	1.54	3.06[d]
Ratio of net expenses
to average net assets	.30[d]	.30	.30	.30[d]
Ratio of net investment income
to average net assets	2.79[d]	2.26	2.17	2.58[d]
Portfolio Turnover Rate	49.53[c]	118.91	951.51	1,306.72[c]

Net Assets, end of period ($ x 1,000)	3,487	3,405	3,296	2,621

[a]	From October 31, 2002 (commencement of operations) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2006, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 250,803 Investor shares and 252,676 Institutional shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

14

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), financial futures and options) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is deter-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

16

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2005 was as follows: ordinary income $292,290.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended January 31, 2006, the fund did not borrow under the Facility.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from August 1, 2005 through July 31, 2006, that if the aggregated expenses of the fund, exclusive of taxes, brokerage fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .30% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The expense reimbursement, pursuant to the undertaking, amounted to $44,211 during the period ended January 31, 2006.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor Shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2006, Investor Shares were charged $3,832 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2006, the fund was charged $88 pursuant to the transfer agency agreement.

18

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2006, the fund was charged $1,413 pursuant to the custody agreement.

During the period ended January 31, 2006, the fund was charged $1,910 for services performed by the Chief Compliance Officer.

The components of Due from The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,656, shareholder services plan fees $666, custodian fees $1,313, chief compliance officer fees $1,273 and transfer agency per account fees $40, which are offset against an expense reimbursement currently in effect in the amount of $5,302.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures during the period ended January 31, 2006, amounted to $3,277,463 and $3,167,154, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At January 31, 2006, there were no financial futures contracts outstanding.

At January 31, 2006, accumulated net unrealized appreciation on investments was $59,577, consisting of $76,590 gross unrealized appreciation and $17,013 gross unrealized depreciation.

At January 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

For More	Information

Dreyfus	Transfer Agent &
Inflation Adjusted	Dividend Disbursing Agent
Securities Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Investment Adviser	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund. During the fund’s reporting period from August 1, 2005, through January 31, 2006, the U.S. bond market continued to defy conventional wisdom over the past six months, demonstrating remarkable resilience in the face of steadily rising short-term interest rates and a moderately growing economy.

Historically, longer-term interest rates have risen during periods of the Federal Reserve Board (the “Fed”) tightening. Over the reporting period, however, yields of 10-year U.S.Treasury securities rose only 0.29 percentage points while short-term rates increased 1.25 percentage points, causing yield differences between shorter- and longer-term bonds to narrow. In addition, the yield curve was actually inverted during one trading session late last year, the first time since 2000 that yields were this narrow. By the end of the reporting period, the difference in yields between two-year and 10-year U.S.Treasury securities was 0.02 percentage points.

Yield differences between higher-quality and lower-quality bonds also narrowed beyond historical norms, indicating that investors are not currently being compensated for assuming the credit risks that lower-rated securities typically entail.Today’s low “risk premiums” are partly the result of rallies in global financial markets over the past few years, in which higher-risk opportunities generally outperformed lower-risk investments.

For more information about market perspectives and the fund’s performance during this reporting period, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.You may also visit www.dreyfus.com for information about the fund.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Intermediate Term Income Fund perform relative to its benchmark?

For the six-month period ended January 31, 2006, the fund’s Institutional shares achieved a total return of 1.44%, and the fund’s Investor shares achieved a total return of 1.18% .1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index (the “Index”), achieved a total return of 0.84% for the same period.2

Although low inflation and robust investor demand generally supported bond prices during 2005, rising short-term interest rates limited their returns.The fund produced results that were higher than the Index, primarily due to strong relative performance from corporate bonds, foreign securities and Treasury Inflation Protected Securities (“TIPS”).

What is the fund’s investment approach?

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus.These securities include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities and foreign bonds. Typically, the fund’s portfolio can expect to have an average effective maturity ranging from five to 10 years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade.

What other factors affected the fund’s performance?

As it has since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, implementing five increases in the overnight federal funds rate during the reporting period, driving it

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

from 3.25% to 4.5% . Contrary to historical norms, longer-term bond prices held up surprisingly well as investors apparently expressed confidence in the Fed’s inflation-fighting ability,and prices of U.S.government securities were supported by robust demand from overseas investors.As a result, yield differences along the maturity spectrum, or “yield spreads,” continued to narrow. By the end of the reporting period, there was only 0.05 percentage points of difference between the yields of five-year U.S.Treasury securities and 30-year U.S.Treasuries.

U.S. corporate bonds experienced heightened volatility compared to other market sectors, especially in the immediate aftermath of the Gulf Coast hurricanes, when investors became worried that regional disruptions might dampen U.S. economic growth. Although these concerns soon waned and corporate bond prices rebounded, credit market volatility continued due to ongoing turmoil in the automotive sector and intensifying concerns regarding mergers-and-acquisitions activity and leveraged buyouts. In this challenging environment, we maintained the fund’s mild emphasis on investment-grade corporate bonds, but we adopted a relatively conservative investment posture within the sector, focusing on shorter-term credits that we believed would exhibit greater price stability. In addition, the fund received attractive contributions from its holdings of shorter-term bonds from the major automobile manufacturers’ financing subsidiaries, which we purchased at what we believed to be compelling valuations.

The fund also received relatively robust results from bonds from non-U.S. issuers, especially the emerging markets of Argentina, Brazil and Russia. These nations benefited from fiscal and political reforms as well as rising demand for the commodities, such as crude oil, that they produce.The fund also received good results from German bonds, where interest rates have remained low in a sluggish economy,helping to support bond prices.

Finally, the fund received strong contributions early in the reporting period from TIPS, which benefited from increases in the Consumer Price Index stemming from higher energy prices in the late summer and fall of 2005.We later exited the fund’s TIPS position, helping the

4

fund avoid the impact of negative inflation accruals in early 2006. Finally, we established positions in municipal bonds backed by the states’ settlements with U.S. tobacco companies, which at times offered higher yields than comparable taxable bonds. On the other hand, the fund’s underweighted position in mortgage-backed securities prevented it from participating fully in the sector’s relatively attractive returns.

What is the fund’s current strategy?

When the Fed raised the federal funds rate to 4.5% on January 31, the last day of the reporting period, it changed the language in its accompanying statement, which many analysts interpreted as a sign that the Fed may be nearing the end of its credit-tightening campaign.Although additional rate hikes may be forthcoming, we recently prepared the fund for the next phase of the economic cycle by placing mild emphasis on securities with maturities in the three- to five-year range, an area that we believe may benefit if yield spreads steepened from today’s historically flat level.We also have attempted to add value through positions in high-quality commercial mortgage-backed securities and asset-backed securities, which we currently regard as more attractive than U.S.Treasuries.

February 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2005 to January 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2006

	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 4.06	$ 2.54
Ending value (after expenses)	$1,011.80	$1,014.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2006

	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 4.08	$ 2.55
Ending value (after expenses)	$1,021.17	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .80% for Investor shares and .50% for Institutional shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS January 31, 2006 (Unaudited)
	Principal
Bonds and Notes—112.1%	Amount [a]		Value ($)

Aerospace & Defense—.1%
L-3 Communications,
Conv. Bonds, 3%, 2035	440,000	[b]	454,300
Agricultural—1.2%
Altria:
Debs., 7.75%, 2027	1,245,000	[c]	1,464,009
Notes, 7%, 2013	1,365,000		1,485,685
Notes, 7.2%, 2007	3,445,000		3,497,798
			6,447,492
Airlines—.0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	429,622	[d,e]	43
Asset-Backed Ctfs./Automobile Receivables—1.1%
Capital Auto Receivables Asset Trust,
Ser. 2005-1, Cl. D, 6.5%, 2012	900,000	[b]	878,553
Ford Credit Auto Owner Trust:
Ser. 2004-A, Cl. C, 4.19%, 2009	1,000,000		985,208
Ser. 2005-B, Cl. B, 4.64%, 2010	1,405,000		1,389,698
WFS Financial Owner Trust:
Ser. 2004-3, Cl. B, 3.51%, 2012	222,439		217,718
Ser. 2004-4, Cl. B, 3.13%, 2012	226,874		222,218
Ser. 2005-2, Cl. B, 4.57%, 2012	2,065,000		2,043,420
			5,736,815
Asset-Backed Ctfs./Credit Cards—1.1%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	5,268,000		5,676,858
Asset-Backed Ctfs./Home Equity Loans—4.6%
Accredited Mortgage Loan Trust:
Ser. 2005-3, Cl. A2A, 4.63%, 2035	2,151,574	[f]	2,153,131
Ser. 2005-2, Cl. A2A, 4.63%, 2035	1,091,757	[f]	1,092,300
Ser. 2005-1, Cl. A2A, 4.63%, 2035	1,304,908	[f]	1,305,817
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl. 1A6, 5.208%, 2039	1,795,000		1,745,077
Bear Stearns Asset Backed Securities,
Ser. 2005-TC1, Cl. A1, 4.64%, 2035	605,719	[f]	605,677
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 4.62%, 2035	588,113	[f]	588,195
Equifirst Mortgage Loan Trust,
Ser. 2005-1, Cl. A1, 4.59%, 2035	2,805,304	[f]	2,807,311

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Asset-Backed Ctfs./Home Equity Loans (continued)
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 4.63%, 2035	295,694	[f]	295,924
Home Equity Asset Trust:
Ser. 2005-5, Cl. 2A1, 4.64%, 2035	504,822	[f]	505,157
Ser. 2005-8, Cl. M4, 5.11%, 2036	1,360,000	[f]	1,359,311
Ser. 2005-8, Cl. M5, 5.14%, 2036	1,795,000	[f]	1,792,179
Ser. 2005-8, Cl. M7, 5.65%, 2036	855,000	[f]	856,101
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A3, 4.63%, 2035	521,238	[f]	521,306
Morgan Stanley ABS Capital:
Ser. 2005-NC2, Cl. A3A, 4.61%, 2035	2,330,634	[f]	2,332,368
Ser. 2005-WMC3, Cl. A2A, 4.61%, 2035	701,013	[f]	701,319
Residential Asset Securities Corp.:
Ser. 2005-AHL2, Cl. M2, 4.97%, 2035	625,000	[f]	626,570
Ser. 2005-AHL2, Cl. M3, 5%, 2035	450,000	[f]	449,754
Ser. 2005-EMX1, Cl. AI1, 4.63%, 2035	690,090	[f]	690,662
Ser. 2005-EMX3, Cl. M1, 4.96%, 2035	1,610,000	[f]	1,613,548
Ser. 2005-EMX3, Cl. M2, 4.98%, 2035	1,805,000	[f]	1,808,149
			23,849,856
Asset-Backed Ctfs./Manufactured Housing—.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	2,151,270		2,254,956
Origen Manufactured Housing:
Ser. 2005-B, Cl. A2, 5.247%, 2018	1,375,000		1,374,966
Ser. 2005-B, Cl. M2, 6.48%, 2037	745,000		743,864
			4,373,786
Asset-Backed Ctfs./Other—6.8%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A, 4.62%, 2035	850,459	[f]	850,595
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5, 8.02%, 2031	941,501		966,809
Credit-Based Asset Servicing and Securitization:
Ser. 2005-CB4, Cl. AV1, 4.63%, 2035	769,134	[f]	769,658
Ser. 2005-CB8, Cl. AF5, 5.653%, 2035	2,455,000		2,441,736
Ser. 2006-CB1, Cl. AF1, 5.457%, 2036	2,150,000		2,150,000
First Franklin Mortgage Loan,
Ser. 2005-FFH3, Cl. 2A1, 4.66%, 2035	2,043,098	[f]	2,044,542

8

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Asset-Backed Ctfs./Other (continued)
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A, 4.62%, 2036	453,718	[f]	453,754
Morgan Stanley ABS Capital I:
Ser. 2005-WMC2, Cl. A2A, 4.61%, 2035	1,204,388	[f]	1,205,239
Ser. 2005-WMC6, Cl. A2A, 4.64%, 2035	1,860,951	[f]	1,862,208
Ownit Mortgage Loan Asset Backed Ctfs.,
Ser. 2006-1, Cl. AF1, 5.424%, 2036	2,390,000		2,389,992
Park Place Securities:
Ser. 2005-WHQ1, Cl. A3A, 4.64%, 2035	406,606	[f]	406,892
Ser. 2005-WHQ2, Cl. A2A, 4.63%, 2035	1,087,787	[f]	1,088,616
Popular ABS Mortgage Pass-Through Trust,
Ser. 2005-6, Cl. M1, 5.91%, 2036	1,525,000		1,531,032
Residential Asset Mortgage Products:
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034	1,230,000		1,201,023
Ser. 2004-RS12, Cl. AII1, 4.66%, 2027	1,494,503	[f]	1,495,792
Ser. 2005-RS2, Cl. AII1, 4.64%, 2035	898,046	[f]	898,849
Ser. 2005-RS2, Cl. M2, 5.01%, 2035	1,585,000	[f]	1,601,474
Ser. 2005-RS2, Cl. M3, 5.08%, 2035	490,000	[f]	495,080
Ser. 2005-RS3, Cl. AIA1, 4.63%, 2035	1,297,180	[f]	1,298,163
Ser. 2005-RZ1, Cl. A1, 4.63%, 2034	969,562	[f]	970,330
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,950,000		6,890,342
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2, 5.725%, 2035	1,120,000		1,114,072
Specialty Underwriting & Residential Finance:
Ser. 2005-BC1, Cl. A1A, 4.64%, 2035	633,001	[f]	633,456
Ser. 2005-BC2, Cl. A2A, 4.63%, 2035	768,211	[f]	768,779
			35,528,433
Auto Manufacturing—.7%
DaimlerChrysler:
Notes, 4.875%, 2010	800,000		780,015
Notes, Ser. E, 5.21%, 2008	2,725,000	[f]	2,736,102
			3,516,117
Banking—4.5%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	1,110,000		1,148,850

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Banking (continued)
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	2,185,000	[b,f]	2,126,953
City National Bank of Beverly Hills California:
Sr. Notes, 5.125%, 2013	550,000		542,445
Sub. Notes, 6.75%, 2011	400,000		429,718
Colonial Bank NA/Montgomery AL,
Sub. Notes, 6.375%, 2015	1,105,000		1,133,841
Crestar Capital Trust I,
Capital Securities, 8.16%, 2026	2,655,000		2,815,563
Hibernia,
Sub. Notes, 5.35%, 2014	1,230,000		1,206,446
Industrial Bank Of Korea,
Sub. Notes, 4%, 2014	800,000	[b,f]	764,977
Popular North America,
Notes, 4.83%, 2007	1,315,000	[f]	1,315,406
Sovereign Bancorp,
Sr. Notes, 4.69%, 2009	2,145,000	[b,f]	2,147,338
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	1,560,000	[b,f]	1,550,908
Washington Mutual,
Sub. Notes, 4.625%, 2014	2,750,000		2,569,529
Wells Fargo Capital I,
Capital Securities, Ser. I, 7.96%, 2026	1,215,000		1,285,402
Zions Bancorp:
Sr. Notes, 2.7%, 2006	2,845,000		2,830,177
Sub. Notes, 6%, 2015	1,335,000		1,385,857
			23,253,410
Building & Construction—.8%
American Standard,
Sr. Notes, 7.375%, 2008	1,530,000		1,589,191
D.R. Horton,
Sr. Notes, 5.875%, 2013	1,365,000		1,332,386
Schuler Homes,
Notes, 10.5%, 2011	1,260,000	[c]	1,358,438
			4,280,015
Chemicals—1.4%
ICI Wilmington,
Notes, 5.625%, 2013	1,115,000		1,102,416
International Flavors & Fragrance,
Notes, 6.45%, 2006	2,900,000		2,910,225

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Chemicals (continued)
Lubrizol,
Debs., 6.5%, 2034	690,000		713,264
RPM International:
Bonds, 6.25%, 2013	1,385,000		1,390,413
Sr. Notes, 4.45%, 2009	1,500,000		1,441,571
			7,557,889
Commercial & Professional Services—1.0%
Aramark Services:
Sr. Notes, 6.375%, 2008	1,900,000		1,949,717
Sr. Notes, 7%, 2007	1,750,000		1,783,526
Erac USA Finance,
Notes, 7.95%, 2009	760,000	[b]	830,447
R.R. Donnelley & Sons,
Notes, 5%, 2006	800,000		795,488
			5,359,178
Commercial Mortgage
Pass-Through Ctfs.—1.5%
Bayview Commercial Asset Trust:
Ser. 2004-1, Cl. M2, 5.73%, 2034	351,204	[b,f]	357,015
Ser. 2005-3A, Cl. A2, 4.93%, 2035	1,982,361	[b,f]	1,982,361
Ser. 2005-3A, Cl. B3, 7.53%, 2035	491,901	[b,f]	491,901
Ser. 2005-4A, Cl. M5, 5.18%, 2036	512,840	[b,f]	512,840
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T18, Cl. A2, 4.556%, 2042	1,365,000		1,338,206
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	1,460,000	[b]	1,530,147
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	1,290,000	[b]	1,254,118
Morgan Stanley Capital I,
Ser. 1998-HF1, Cl. E, 7.5517%, 2030	300,000		312,780
			7,779,368
Diversified Financial Services—9.2%
Amvescap:
Notes, 4.5%, 2009	2,480,000		2,424,560
Notes, 5.375%, 2014	700,000		681,508
Sr. Notes, 5.9%, 2007	1,005,000		1,012,341
Capital One Bank,
Sub. Notes, 6.5%, 2013	1,807,000		1,912,433
CIT,
Sr. Notes, 4.49%, 2008	2,035,000	[f]	2,038,472

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Diversified Financial Services (continued)
Countrywide Home Loans:
Medium-Term Notes, Ser. J, 5.5%, 2006	875,000		877,937
Medium-Term Notes, Ser. L, 2.875%, 2007	2,500,000		2,443,525
Notes, 4.125%, 2009	1,445,000		1,391,668
Fondo LatinoAmericano de Reservas,
Notes, 3%, 2006	3,220,000	[b]	3,189,065
Ford Motor Credit:
Notes, 5.35%, 2007	675,000	[f]	638,561
Notes, 6.5%, 2007	1,070,000		1,058,735
Sr. Notes, 7.2%, 2007	2,330,000		2,286,450
Glencore Funding,
Notes, 6%, 2014	2,885,000	[b]	2,741,512
GMAC,
Notes, 5.5%, 2007	2,780,000	[f]	2,714,553
HSBC Finance,
Sr. Notes, 4.84%, 2012	3,060,000	[f]	3,065,309
ILFC E-Capital Trust I,
Bonds, 5.9%, 2065	1,320,000	[b]	1,323,833
Jefferies,
Sr. Notes, 7.75%, 2012	805,000		895,347
Leucadia National,
Sr. Notes, 7%, 2013	1,100,000		1,100,000
MBNA Capital,
Capital Securities, Ser. A, 8.278%, 2026	905,000		960,748
Mizuho JGB Investment,
Bonds, Ser. A, 9.87%, 2008	1,175,000	[b,f]	1,293,082
Pemex Finance,
Bonds, 9.69%, 2009	2,362,500		2,550,118
Residential Capital:
Sr. Notes, 5.9%, 2007	2,005,000	[f]	2,019,560
Sr. Notes, 6.375%, 2010	1,995,000		2,046,963
SB Treasury,
Bonds, 9.4%, 2049	2,390,000	[b]	2,605,131
St. George Funding,
Bonds, 8.485%, 2049	2,100,000	[b]	2,267,061
Tokai Preferred Capital,
Bonds, 9.98%, 2049	2,240,000	[b]	2,469,009
			48,007,481

12

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Diversified Metals & Mining—.8%
Falconbridge:
Bonds, 5.375%, 2015	265,000	255,032
Notes, 6%, 2015	1,655,000	1,668,863
International Steel,
Sr. Notes, 6.5%, 2014	165,000	169,125
Ispat Inland ULC
Secured Notes, 9.75%, 2014	390,000	450,450
Southern Copper,
Sr. Notes, 7.5%, 2035	1,430,000	1,435,912
		3,979,382
Electric Utilities—4.0%
Ameren,
Bonds, 4.263%, 2007	595,000	587,731
American Electric Power,
Sr. Notes, 4.709%, 2007	1,020,000	1,013,343
Cinergy,
Debs., 6.53%, 2008	1,015,000	1,048,783
Consumers Energy,
First Mortgage Bonds,
Ser. B, 5.375%, 2013	2,265,000	2,241,007
Dominion Resources,
Sr. Notes, Ser. D, 4.82%, 2007	2,765,000 [f]	2,767,406
FirstEnergy,
Sr. Notes, Ser. B, 6.45%, 2011	2,580,000	2,715,515
FPL Energy National Wind,
Notes, 5.608%, 2024	537,587 [b]	525,766
FPL Group Capital,
Debs., Ser. B, 5.551%, 2008	2,030,000	2,045,381
Mirant,
Sr. Notes, 7.375%, 2013	575,000 [b]	587,938
NiSource Finance,
Notes, 4.95%, 2009	1,300,000 [f]	1,305,561
PPL Capital Funding Trust I:
Notes, 8.375%, 2007	1,500,000	1,559,003
Notes, 7.29%, 2006	130,000	130,570
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	770,000	789,250

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Electric Utilities (continued)
TXU:
Sr. Notes, Ser. J, 6.375%, 2006		1,278,000	1,288,621
Sr. Notes, Ser. O, 4.8%, 2009		2,335,000	2,250,823
			20,856,698
Environmental Control—.5%
Oakmont Asset Trust,
Notes, 4.514%, 2008		700,000 [b]	683,184
Waste Management:
Sr. Notes, 6.5%, 2008		950,000	983,299
Sr. Notes, 7%, 2028		1,000,000	1,113,804
			2,780,287
Food & Beverages—1.2%
Bavaria,
Sr. Notes, 8.875%, 2010		2,500,000 [b]	2,734,375
H.J. Heinz,
Notes, 6.428%, 2008		1,625,000 [b]	1,673,467
Safeway,
Sr. Notes, 4.125%, 2008		930,000	900,426
Stater Brothers,
Sr. Notes, 8.125%, 2012		1,100,000	1,100,000
			6,408,268
Foreign Governmental—2.5%
Argentina Bonos,
Bonds, 4.82%, 2012		5,105,000 [f]	4,073,790
Banco Nacional de Desenvolvimento
Economico e Social,
Notes, 5.73%, 2008		2,845,000 [f]	2,845,000
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009		830,000	815,573
Mexican Bonos,
Bonds, Ser. M, 9%, 2011	MXN	17,060,000	1,714,903
Republic of Brazil,
Bonds, 12.5%, 2016	BRL	7,260,000	3,364,150
			12,813,416
Health Care—1.2%
Baxter International,
Sr. Notes, 5.196%, 2008		1,528,000	1,529,800
Coventry Health Care,
Sr. Notes, 5.875%, 2012		880,000	888,800

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Health Care (continued)
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	3,276,000	3,582,349
		6,000,949
Lodging & Entertainment—.7%
Carnival,
Notes, 7.3%, 2007	1,305,000	1,339,724
MGM Mirage,
Sr. Notes, 6%, 2009	950,000	950,000
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013	1,000,000	996,250
Speedway Motorsports,
Sr. Sub. Notes, 6.75%, 2013	155,000	157,906
		3,443,880
Machinery—.0%
Terex,
Notes, 7.375%, 2014	185,000	186,850
Manufacturing—.5%
Bombardier,
Notes, 6.3%, 2014	1,525,000 [b]	1,376,313
Tyco International,
Notes, 6.875%, 2029	1,225,000	1,350,262
		2,726,575
Media—1.9%
AOL Time Warner,
Deb., 7.7%, 2032	930,000	1,046,419
Clear Channel Communications:
Notes, 4.25%, 2009	1,235,000	1,187,357
Notes, 4.5%, 2010	1,700,000	1,619,525
Liberty Media,
Sr. Notes, 5.99%, 2006	2,650,000 [f]	2,667,040
Media General,
Notes, 6.95%, 2006	2,100,000	2,113,121
Univision Communications,
Sr. Notes, 2.875%, 2006	1,495,000	1,472,661
		10,106,123
Oil & Gas—1.7%
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	780,000	767,283

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Oil & Gas (continued)
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009	2,845,000		2,771,855
Oneok,
Sr. Notes, 5.51%, 2008	1,750,000		1,758,274
PEMEX Project Funding Master Trust,
Notes, 7.375%, 2014	2,140,000		2,367,910
Sempra Energy,
Sr. Notes, 4.621%, 2007	995,000		988,676
			8,653,998
Packaging & Containers—.5%
Crown Americas Capital:
Sr. Notes, 7.625%, 2013	815,000	[b]	847,600
Sr. Notes, 7.75%, 2015	505,000	[b]	526,463
Sealed Air,
Bonds, 6.875%, 2033	1,290,000	[b]	1,315,656
			2,689,719
Paper & Forest Products—1.1%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	1,350,000		1,329,503
Georgia-Pacific,
Sr. Notes, 8%, 2014	1,300,000		1,274,000
Sappi Papier,
Notes, 6.75%, 2012	2,400,000	[b]	2,251,819
Temple-Inland,
Bonds, 6.625%, 2018	1,100,000		1,131,609
			5,986,931
Pharmaceutical—.2%
Teva Pharmaceutical,
Bonds, 6.15%, 2036	925,000		932,474
Property-Casualty Insurance—1.2%
ACE Capital Trust II,
Capital Securities, 9.7%, 2030	1,625,000		2,238,766
AON Capital Trust,
Capital Securities, 8.205%, 2027	1,220,000		1,435,452
Assurant,
Sr. Notes, 6.75%, 2034	645,000		696,843
Nippon Life Insurance,
Notes, 4.875%, 2010	1,350,000	[b]	1,327,790

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Property-Casualty Insurance (continued)
Phoenix Cos.,
Bonds, 6.675%, 2008	735,000	740,438
		6,439,289
Real Estate Investment Trust—3.5%
Archstone-Smith Operating Trust:
Notes, 3%, 2008	1,000,000	954,634
Sr. Notes, 5.25%, 2015	500,000	492,085
Arden Realty,
Notes, 5.25%, 2015	1,655,000	1,654,679
Boston Properties,
Sr. Notes, 5.625%, 2015	810,000	813,494
Commercial Net Lease Realty,
Notes, 6.15%, 2015	1,100,000	1,108,205
Duke Realty:
Notes, 3.5%, 2007	925,000	900,398
Sr. Notes, 5.25%, 2010	825,000	823,703
EOP Operating:
Bonds, 7.875%, 2031	1,010,000	1,176,732
Notes, 4.75%, 2009	560,000	552,989
Notes, 5.125%, 2016	825,000	803,428
Sr. Notes, 7%, 2011	600,000	641,542
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	2,820,000	2,670,511
Mack-Cali Realty:
Notes, 5.05%, 2010	1,600,000	1,577,014
Notes, 5.25%, 2012	580,000	574,079
Regency Centers,
Sr. Notes, 5.25%, 2015	1,450,000	1,413,019
Simon Property:
Notes, 4.6%, 2010	1,098,000	1,071,258
Notes, 4.875%, 2010	850,000	838,234
		18,066,004
Residential Mortgage Pass-Through Ctfs.—4.6%
Bank Of America Mortgage Securities II,
Ser. 2001-4, Cl. B3, 6.75%, 2031	202,963	203,622
Citigroup Mortgage Loan Trust:
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	1,700,000	1,662,192
Ser. 2005-WF2, Cl. AF2, 4.922%, 2035	1,048,704	1,042,583

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Residential Mortgage Pass-Through Ctfs. (continued)
Countrywide Home Loans:
Ser. 2003-8, Cl. B3, 5%, 2018	259,670	[b]	232,355
Ser. 2003-15, Cl. B3, 4.8724%, 2018	786,552	[b]	699,055
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	8,216,840		8,289,354
Impac CMB Trust:
Ser. 2005-8, Cl. 2M2, 5.28%, 2036	1,423,648	[f]	1,422,082
Ser. 2005-8, Cl. 2M3, 6.03%, 2036	1,144,892	[f]	1,099,325
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1, 4.48%, 2035	860,021	[f]	834,367
Nomura Asset Acceptance:
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	1,725,000		1,679,467
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	1,195,000		1,173,227
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	500,687	[b]	506,567
Residential Funding Mtg. Sec. I,
Ser. 2003-S3, Cl. B1, 5.25%, 2018	175,367		162,355
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.68%, 2035	3,325,000	[f]	3,243,953
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2003-1, Cl. 2A9, 5.75%, 2033	1,800,000		1,779,929
			24,030,433
Retail—.2%
May Department Stores:
Notes, 5.95%, 2008	760,000		774,240
Notes, 3.95%, 2007	500,000		491,092
Saks,
Notes, 8.25%, 2008	429		448
			1,265,780
State Government—2.7%
New York Counties Tobacco Trust III,
Pass-Through Ctfs., Ser. B, 6%, 2027	1,945,000		1,904,525
Tobacco Settlement Authority of Iowa,
Asset Backed, Ser. A, 6.5%, 2023	1,845,000		1,840,221
Tobacco Settlement Financing Corp./ New Jersey:
Asset Backed, 5.75%, 2032	1,540,000		1,594,747
Asset Backed, 6.125%, 2042	8,400,000		8,937,348
			14,276,841
Structured Index—2.9%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	14,675,000	[b,g]	14,946,488

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Technology—.2%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	860,000		903,000
Telecommunications—2.4%
Deutsche Telekom International Finance,
Notes, 8.75%, 2030	845,000	[f]	1,057,305
France Telecom,
Notes, 8.5%, 2011	1,280,000	[f]	1,421,601
Nextel Communications,
Sr. Notes, 5.95%, 2014	1,035,000		1,043,667
Qwest:
Bank Note, Ser. A, 8.53%, 2007	1,560,000	[f]	1,600,950
Bank Note, Ser. B, 6.95%, 2010	1,858,000	[f]	1,895,160
Bank Note, Ser. B, 6.95%, 2010	464,000	[f]	473,280
Sr. Notes, 7.875%, 2011	710,000		754,375
Sprint Capital,
Notes, 8.75%, 2032	2,085,000		2,734,784
Telecom Italia Capital,
Notes, 5.16%, 2011	1,380,000	[f]	1,390,304
			12,371,426
Textiles & Apparel—.2%
Mohawk Industries,
Sr. Notes, 5.75%, 2011	990,000		994,831
Transportation—.3%
Ryder System,
Notes, 3.5%, 2009	1,435,000		1,364,308
U.S. Government—11.2%
U.S. Treasury Bonds,
5.25, 11/15/2028	14,405,000		15,445,329
U.S. Treasury Notes:
3.5%, 2/15/2010	13,235,000		12,748,521
3.625%, 4/30/2007	7,260,000		7,178,833
4.25%, 1/15/2011	11,500,000		11,394,890
4.75%, 5/15/2014	11,375,000		11,535,843
			58,303,416
U.S. Government Agencies/
Mortgage-Backed—31.1%
Federal Home Loan Mortgage Corp.:
6.5%, 10/1/2031-5/1/2032	1,341,890		1,377,531
REMIC, Multiclass Mortgage Participation Ctfs.,
Ser. 2586, Cl. WE, 4%, 12/15/2032	6,799,110		6,406,697

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
4.5%		22,875,000 [h]	22,202,933
5%		52,775,000 [h]	50,508,921
5%, 5/18/2018		1,360,992	1,347,382
5.5%		27,900,000 [h]	27,795,855
5.5%, 8/1/2034-9/1/2034		12,536,623	12,417,730
6%		15,975,000 [h]	16,324,373
6.5%, 11/1/2010		943	969
REMIC, Multiclass Mortgage Participation Ctfs.,
5%, 7/25/2034		3,874,320	3,864,750
Government National Mortgage Association I:
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023		415,793	399,977
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027		1,872,835	1,820,321
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030		3,420,000	3,349,822
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021		1,604,229	1,567,959
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020		1,753,346	1,714,541
Ser. 2005-50, Cl. A, 4.015%, 11/16/2026		1,480,223	1,442,463
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023		1,450,725	1,425,874
Ser. 2005-67, Cl. A, 4.217%, 6/16/2021		1,356,098	1,329,500
Ser. 2005-79, Cl. A, 3.998%, 10/16/2033		1,494,056	1,450,955
Government National Mortgage Association II:
4.5%, 7/20/2030		122,033 [f]	121,661
6.5%, 2/20/2031-7/20/2031		421,738	438,211
7%, 11/20/2029		1,153	1,205
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029		4,800,000	4,830,057
			162,139,687
Total Bonds and Notes
(cost $588,377,378)			584,488,094

		Face Amount
		Covered by
Options—.0%		Contracts ($)	Value ($)

Call Options—.0%
Dow Jones CDX.EM.4
February 2006 @ 100.900		10,606,000	90,151
U.S. Treasury Notes,
4.50%, 11/15/2015
February 2006 @ 100.26525		15,881,000	42,720
			132,871
Put Options—.0%
6 month Euribor Interest Swap
November 2006 @ 3.405	EUR	8,954,000	144,284

	Face Amount
	Covered by
Options (continued)	Contracts ($)	Value ($)

Put Options (continued)
U.S. Treasury Notes,
4.25%, 8/15/2015
February 2006 @ 97.171875	5,455,000	5,346
U.S. Treasury Notes,
4.25%, 8/15/2015
February 2006 @ 96.859375	5,455,000	3,107
		152,737
Total Options
(cost $416,735)		285,608

Preferred Stocks—.5%	Shares	Value ($)

Banking—.1%
Sovereign Capital Trust IV,
Conv., $2.1875	15,500	703,312
Diversified Financial Services—.1%
AES Trust VII,
Conv., $2.1875	8,550	415,744
U.S. Government Agency—.3%
Federal National Mortgage Association
Conv., $5375	17	1,640,470
Total Preferred Stocks
(cost $2,779,500)		2,759,526

Other Investment—.0%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $111,000)	111,000 [i]	111,000

	Principal
Short-Term Investments—11.3%	Amount[a]	Value ($)

U.S. Government Agency—4.4%
Federal National Mortgage Association:
4.175%, 2/13/2006	22,820,000	22,788,204
U.S. Treasury Bills—6.9%
3.86%, 3/9/2006	550,000 [j]	547,712
4.23%, 4/13/2006	21,140,000	20,963,692
4.29%, 4/27/2006	14,515,000	14,368,399
		35,879,803
Total Short-Term Investments
(cost $58,667,710)		58,668,007

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,067,100)	2,067,100 [i]	2,067,100

Total Investments (cost $652,419,423)	124.3%	648,379,335
Liabilites, Less Cash and Receivables	(24.3%)	(126,954,264)
Net Assets	100.0%	521,425,071

[a] Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
BRL—Brazilian Real
MXN—Mexican Peso
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $61,005,387 or 11.7% of net assets.
[c] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $2,025,712 and the total market value of the collateral held by the fund is $2,067,100.
[d] Non-income producing-security in default.
[e] The value of this security has been determined in good faith under the direction of the Board of Directors.
[f] Variable rate security—interest rate subject to periodic change.
[g] Security linked to Goldman Sachs Non-Energy—Excess Return Index.
[h] Purchased on a forward commitment basis.
[i] Investment in affiliated money market mutual fund.
[j] Partially held by a broker as collateral for open financial futures position.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

U.S. Government & Agencies	42.3	State Government	2.7
Corporate Bonds	41.2	Foreign Governmental	2.5
Asset/Mortgage Backed	20.5	Preferred Stock	.5
Short-Term/		Futures/Options/Swaps	.0
Money Market Investments	11.7
Structured Index	2.9		124.3

† Based on net assets
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES January 31, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	60	12,290,625	March 2006	(37,500)
U.S. Treasury 5 Year Notes	526	55,616,281	March 2006	(365,735)
Financial Futures Short
U.S. Treasury 30 Year Bonds	38	4,288,063	March 2006	(36,955)
				(440,190)

See notes to financial statements.
STATEMENT OF OPTIONS WRITTEN January 31, 2006 (Unaudited)
	Face Amount
	Covered by
Issuer	Contracts ($)	Value ($)

Call Options:
Dow Jones CDX.NA.EM.4
February 2006 @ 101.700	21,212,000	95,454
U.S. Treasury Notes, 4.50%, 11/15/2015
February 2006 @ 101.679888	31,762,000	10,164
Put Options:
Dow Jones CDX.NA.IG.4
February 2006 @ .575	26,529,000	86,087
Dow Jones CDX.NA.IG.4
February 2006 @ .600	26,529,000	557
U.S. Treasury Notes, 4.25%, 8/15/2015
February 2006 @ 95.316406	10,900,000	27
U.S. Treasury Notes, 4.25%, 8/15/2015
February 2006 @ 95.609375	10,910,000	43
(Premiums received $371,221)		192,332

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $2,025,712)—Note 1(c):
Unaffiliated issuers	650,241,323	646,201,235
Affiliated issuers	2,178,100	2,178,100
Cash		5,339
Dividends and interest receivable		6,222,337
Receivable for investment securities sold		2,607,140
Unrealized appreciation on swaps—Note 4		406,068
Receivable for shares of Common Stock subscribed		116,973
Receivable from broker from swap transactions—Note 4		22,232
Prepaid expenses		16,158
		657,775,582

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		305,684
Payable for investment securities purchased		132,365,244
Liability for securities on loan—Note 1(c)		2,067,100
Unrealized depreciation on swaps—Note 4		620,559
Payable for shares of Common Stock redeemed		591,323
Outstanding options written, at value (premiums received
$371,221)—See Statement of Options Written—Note 4		192,332
Payable for futures variation margin—Note 4		34,594
Accrued expenses		173,675
		136,350,511

Net Assets ($)		521,425,071

Composition of Net Assets ($):
Paid-in capital		537,303,678
Accumulated undistributed investment income—net		3,453,663
Accumulated net realized gain (loss) on investments		(14,830,589)
Accumulated net unrealized appreciation (depreciation) on investments, options, swap transactions and foreign currency transactions [including
($440,190) net unrealized (depreciation) on financial futures]		(4,501,681)

Net Assets ($)		521,425,071

Net Asset Value Per Share
	Investor Shares	Institutional Shares

Net Assets ($)	492,571,662	28,853,409
Shares Outstanding	39,260,094	2,300,517

Net Asset Value Per Share ($)	12.55	12.54

See notes to financial statements.
24

STATEMENT OF OPERATIONS Six Months Ended January 31, 2006 (Unaudited)
Investment Income ($):
Interest	12,547,089
Dividends:
Unaffiliated issuers	16,953
Affiliated issuers	90,114
Income from securities lending	7,481
Total Income	12,661,637
Expenses:
Management fee—Note 3(a)	1,228,884
Shareholder servicing costs—Note 3(b)	979,989
Professional fees	32,294
Prospectus and shareholders' reports	30,143
Custodian fees—Note 3(b)	18,522
Registration fees	13,313
Directors' fees and expenses—Note 3(c)	8,677
Loan commitment fees—Note 2	105
Miscellaneous	30,573
Total Expenses	2,342,500
Less-reduction in management fee
due to undertaking—Note 3(a)	(199,288)
Less-reduction in custody fee
due to earnings credits—Note 1(c)	(2,669)
Net Expenses	2,140,543
Investment Income—Net	10,521,094

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,929,714)
Net realized gain (loss) on forward currency exchange transactions	109,223
Net realized gain (loss) on financial futures	(1,114,783)
Net realized gain (loss) on options transactions	609,915
Net realized gain (loss) on swap transactions	475,065
Net Realized Gain (Loss)	(2,850,294)
Net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $316,076 net unrealized appreciation on financial futures)	(1,071,564)
Net Realized and Unrealized Gain (Loss) on Investments	(3,921,858)
Net Increase in Net Assets Resulting from Operations	6,599,236

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Operations ($):
Investment income—net	10,521,094	22,281,441
Net realized gain (loss) on investments	(2,850,294)	19,603,367
Net unrealized appreciation
(depreciation) on investments	(1,071,564)	(2,950,913)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,599,236	38,933,895

Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(11,673,780)	(25,488,232)
Institutional Shares	(679,925)	(1,014,518)
Net realized gain on investments:
lnvestor Shares	(2,832,114)	—
Institutional Shares	(162,146)	—
Total Dividends	(15,347,965)	(26,502,750)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	40,511,806	98,988,495
Institutional Shares	2,315,367	26,171,379
Dividends reinvested:
Investor Shares	13,324,581	23,228,324
Institutional Shares	156,497	20,981
Cost of shares redeemed:
Investor Shares	(84,199,909)	(280,490,905)
Institutional Shares	(567,434)	(1,794,572)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(28,459,092)	(133,876,298)
Total Increase (Decrease) in Net Assets	(37,207,821)	(121,445,153)

Net Assets ($):
Beginning of Period	558,632,892	680,078,045
End of Period	521,425,071	558,632,892
Undistributed investment income—net	3,453,663	5,286,274

26

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Capital Share Transactions:
Investor Shares
Shares sold	3,199,154	7,749,229
Shares issued for dividends reinvested	1,056,957	1,815,876
Shares redeemed	(6,665,671)	(21,960,902)
Net Increase (Decrease) in Shares Outstanding	(2,409,560)	(12,395,797)

Institutional Shares
Shares sold	183,177	2,061,115
Shares issued for dividends reinvested	12,485	1,641
Shares redeemed	(44,763)	(140,695)
Net Increase (Decrease) in Shares Outstanding	150,899	1,922,061

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2006			Year Ended July 31,

Investor Shares	(Unaudited)	2005	2004[a]	2003	2002[b]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.75	12.53	12.86	12.42	13.22	12.50
Investment Operations:
Investment income—net	.24[c]	.46[c]	.46[c]	.56[c]	.72[c]	.84
Net realized and unrealized
gain (loss) on investments	(.08)	.31	(.01)[d]	.51	(.64)	.75
Total from Investment Operations	.16	.77	.45	1.07	.08	1.59
Distributions:
Dividends from investment
income—net	(.29)	(.55)	(.54)	(.63)	(.76)	(.84)
Dividends from net realized
gain on investments	(.07)	—	(.24)	—	(.12)	(.03)
Total Distributions	(.36)	(.55)	(.78)	(.63)	(.88)	(.87)
Net asset value, end of period	12.55	12.75	12.53	12.86	12.42	13.22

Total Return (%)	1.18[e]	6.24	3.59	8.64	.64	13.14

28

	Six Months Ended
	January 31, 2006		Year Ended July 31,

Investor Shares	(Unaudited)	2005	2004[a]	2003	2002[b]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88[f]	.89	.90	.90	.86	.94
Ratio of net expenses
to average net assets	.80[f]	.80	.80	.82	.70	.67
Ratio of net investment income
to average net assets	3.85[f]	3.63	3.56	4.34	5.58	6.44
Portfolio Turnover Rate	189.76[e,g] 644.23[g]		801.49[g]	838.50	474.20	555.90

Net Assets, end of period
($ x 1,000)	492,572	531,232	677,228	831,818	738,618	359,114

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the fiscal year ended July 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.51% to 3.56%. Per share data and ratios/supplemental data for periods prior to August 1,
2003 have not been restated to reflect this change in presentation.
[b]	As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the fiscal year ended July 31, 2002 was to decrease net investment income per share by $.04, increase net realized and unrealized gain (loss) on investments per share by $.04 and decrease the ratio of net investment income to average net assets from 5.90% to 5.58%. Per share data and ratios/supplemental data for periods prior to August 1, 2001 have not been restated to reflect these changes in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	In addition to the net realized and unrealized gain on investments as shown in the Statement of Operations, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
[e]	Not annualized.
[f]	Annualized.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2006,
July 31, 2005 and July 31, 2004, were 88.60%, 521.83% and 718.14%, respectively.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
January 31, 2006			Year Ended July 31,

Institutional Shares	(Unaudited)	2005	2004[a]	2003	2002[b]	2001[c]

Per Share Data ($):
Net asset value,
beginning of period	12.75	12.52	12.85	12.41	13.22	13.08
Investment Operations:
Investment income—net	.26[d]	.51[d]	.49[d]	.63[d]	.76[d]	.14
Net realized and unrealized
gain (loss) on investments	(.09)	.30	.00[e]	.48	(.66)	.14
Total from Investment Operations	.17	.81	.49	1.11	.10	.28
Distributions:
Dividends from investment
income—net	(.31)	(.58)	(.58)	(.67)	(.79)	(.14)
Dividends from net realized
gain on investments	(.07)	—	(.24)	—	(.12)	—
Total Distributions	(.38)	(.58)	(.82)	(.67)	(.91)	(.14)
Net asset value, end of period	12.54	12.75	12.52	12.85	12.41	13.22

Total Return (%)	1.44[f]	6.40	3.88	9.07	.81	12.86[g]

30

	Six Months Ended
	January 31, 2006		Year Ended July 31,

Institutional Shares	(Unaudited)	2005	2004[a]	2003	2002[b]	2001[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.50[g]	.55	.53	.53	.53	1.66[g]
Ratio of net expenses
to average net assets	.50[g]	.53	.52	.50	.45	.45[g]
Ratio of net investment income
to average net assets	4.13[g]	3.86	3.85	4.88	5.80	6.56[g]
Portfolio Turnover Rate	189.76[f,h] 644.23[h]		801.49[h]	838.50	474.20	555.90

Net Assets, end of period
($ x 1,000)	28,853	27,401	2,850	4,470	7,976	676

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the fiscal year ended July 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.80% to 3.85%. Per share data and ratios/supplemental data for periods prior to August 1, 2003 have not been restated to reflect this change in presentation.
[b]	As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended July 31, 2002 was to decrease net investment income per share by $.04, increase net realized and unrealized gain (loss) on investments per share by $.04 and decrease the ratio of net investment income to average net assets from 6.12% to 5.80%. Per share data and ratios/supplemental data for periods prior to August 1, 2001 have not been restated to reflect these changes in presentation.
[c]	The fund commenced offering Institutional shares on May 31, 2001.
[d]	Based on average shares outstanding at each month end.
[e]	Amount represents less than $.01 per share.
[f]	Not annualized.
[g]	Annualized.
[h]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2006,
July 31, 2005 and July 31, 2004, were 88.60%, 521.83% and 718.14%, respectively.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

32

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash

34

balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned.Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of,or loss of rights in,the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $8,856,845 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2005. If not applied, $3,468,128 of the carryover expires in fiscal 2012 and $5,388,717 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2005 was as follows: ordinary income $26,502,750. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended January 31, 2006, the fund did not borrow under either line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken through January 31, 2006 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Shareholder Service Plan fees and extraordinary expenses exceed .55% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $199,288 during the period ended January 31, 2006.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor Shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder

36

accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2006, Investor Shares were charged $647,610 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2006, the fund was charged $74,751 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2006, the fund was charged $18,522 pursuant to the custody agreement.

During the period ended January 31, 2006, the fund was charged $1,910 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $200,766, shareholder services plan fees $105,420, custodian fees $25,496, chief compliance officer fees $1,273 and transfer agency per account fees $32,032, which are offset against an expense reimbursement currently in effect in the amount of $59,303.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, option transactions, financial futures, forward currency exchange contracts and swap transactions, during the period ended January 31, 2006, amounted to $1,183,166,044 and $1,196,370,671, respectively, of which $630,702,411 in purchases and $631,311,083 in sales were from dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

38

In addition, the following summarizes the fund’s call/put options written for the period ended January 31, 2006:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)

Contracts outstanding
July 31, 2005	72,840,000	319,547
Contracts written	330,232,000	834,676
Contracts terminated:
Closed	142,295,000	251,114	168,706	82,408
Expired	132,935,000	531,888	—	531,888
Total Contracts terminated	275,230,000	783,002	168,706	614,296
Contracts outstanding
January 31, 2006	127,842,000	371,221

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading.Typically,vari-ation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2006 are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At January 31, 2006, there were no forward currency exchange contracts outstanding.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the portfolio is receiving a fixed rate, the portfolio is providing credit protection on the underlying instrument.The following summarizes open credit default swaps entered into by the fund at January 31, 2006:

40

		Unrealized
		Appreciation
Notional Amount ($)	Description	(Depreciation) ($)

2,813,000	Agreement with UBS terminating	(42,218)
	June 20, 2010 to pay a fixed rate of
	.52% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Alcoa, 6%, 1/15/2012

3,493,750	Agreement with Morgan Stanley terminating	18,665
March 20, 2006 to receive a fixed rate of
	1.625% and pay the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Republic of Argentina,
	4.82%, 8/3/2012

3,030,000	Agreement with Bear Stearns terminating	(12,253)
	March 20, 2016 to pay a fixed rate of
	.62% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on Bell South, 5.2%, 9/15/2014

1,975,000	Agreement with Deutsche Bank terminating	(7,952)
	March 20, 2016 to pay a fixed rate of
	.62% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on Bell South, 6%, 10/15/2011

1,335,750	Agreement with Deutsche Bank terminating	(470)
	March 20, 2016 to pay a fixed rate of
	.67% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Boston Scientific,
	5.45%, 6/15/2014

626,000	Agreement with Morgan Stanley terminating	(4,782)
September 20, 2015 to pay a fixed rate of
	1.15% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on CenturyTel,
	7.875%, 8/15/2012

2,161,000	Agreement with Citibank terminating	(18,116)
September 20, 2015 to pay a fixed rate of
	1.16% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on CenturyTel,
	7.875%, 8/15/2012

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Unrealized
		Appreciation
Notional Amount ($)	Description	(Depreciation) ($)

687,000	Agreement with JP Morgan terminating	32,406
September 20, 2010 to pay a fixed rate of
	1.07% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Cooper Tire & Rubber,
	7.75%, 12/15/2009

2,813,000	Agreement with UBS terminating	(16,891)
	June 20, 2010 to pay a fixed rate of
	.29% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on ConocoPhillips,
	4.75%, 10/15/2012

2,560,000	Agreement with Morgan Stanley terminating	(44,615)
	June 20, 2010 to pay a fixed rate of
	.685% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Dow Jones CDX.NA.IG.4

2,580,000	Agreement with Citigroup terminating	(44,310)
	June 20, 2010 to pay a fixed rate of
	.685% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Dow Jones CDX.NA.IG.4

3,918,000	Agreement with Citigroup terminating	(70,474)
	June 20, 2010 to pay a fixed rate of
	.705% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Dow Jones CDX.NA.IG.4

2,776,300	Agreement with Merrill Lynch terminating	(4,478)
	June 20,2010 to pay a fixed rate of
	.305% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Dow Jones CDX.NA.IG.4

4,409,700	Agreement with Morgan Stanley terminating	(16,380)
	June 20,2010 to pay a fixed rate of
	.35% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Dow Jones CDX.NA.IG.4

42

		Unrealized
		Appreciation
Notional Amount ($) Description		(Depreciation) ($)

1,401,000	Agreement with Morgan Stanley terminating	(12,644)
September 20, 2006 to receive a fixed rate of
	2.0% and pay the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on GMAC, 6.875%, 8/28/2012

840,000	Agreement with Morgan Stanley terminating	(306)
December 20, 2010 to pay a fixed rate of
	.77% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on KPN NV, 8%, 10/1/2010

1,691,000	Agreement with Lehman Brothers terminating	(2,825)
December 20, 2010 to pay a fixed rate of
	.80% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on KPN NV, 8%, 10/1/2010

5,618,000	Agreement with UBS terminating	(103,296)
	June 20, 2015 to pay a fixed rate of
	.62% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Morgan Stanley, 6.6%,4/1/2012

1,317,000	Agreement with Bear Stearns terminating	(5,512)
	June 20, 2010 to pay a fixed rate of
	.4% and receive the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on Nucor, 4.875%, 10/1/2012

3,950,000	Agreement with JP Morgan terminating	1,334
	March 20, 2011to receive a fixed rate of
	.52% and pay the notional amount
as a result of interest payment default totaling
$1,000,000 orprincipal payment default of
	$10,000,000 on Telefonica Europe,
	5.125%, 2/14/2013

6,060,000	Agreement with Deutsche Bank terminating	7,642
March 20, 2011 to receive a fixed rate of
	.54% and pay the notional amount
as a result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Telefonica Europe,
	5.125%, 2/14/2013
	Total	(347,475)

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. The following summarizes open interest rate swaps entered into by the fund at January 31, 2006:

		Unrealized
		Appreciation
Notional Amount ($)	Description	(Depreciation) ($)

13,433,000	Interest Rate Swap Agreement with	(213,037)
	Merrill Lynch terminating May 15,
	2008 to pay 3 month LIBOR and
	receive a fixed rate of 4.1725%

13,433,000	Interest Rate Swap Agreement with	346,021
	Merrill Lynch terminating May 13,
	2015 to receive 3 month LIBOR and
	pay a fixed rate of 4.6425%
	Total	132,984

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At January 31, 2006, accumulated net unrealized depreciation on investments was $4,040,088, consisting of $3,195,897 gross unrealized appreciation and $7,235,985 gross unrealized depreciation.

At January 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

44

For More		Information

Dreyfus		Transfer Agent &
Intermediate		Dividend Disbursing Agent
Term Income Fund
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
34	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Short Term Income Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Short Term Income Fund. During the fund’s reporting period from August 1, 2005, through January 31, 2006, the U.S. bond market continued to defy conventional wisdom, demonstrating remarkable resilience in the face of steadily rising short-term interest rates.

Historically, longer-term interest rates have risen during periods of the Federal Reserve Board (the “Fed”) tightening. Over the reporting period, however, yields of 10-year U.S.Treasury securities rose only 0.29 percentage points while short-term rates increased 1.25 percentage points,causing yield differences between shorter- and longer-term bonds to narrow. In addition, the yield curve was actually inverted during one trading session late last year, the first time since 2000 that yields were this narrow. By the end of the reporting period,the difference in yields between two-year and 10-year U.S.Treasury securities was 0.02 percentage points.

However, many investors feel this “conundrum” can be explained, in part, by supply-and-demand factors. Increased foreign interest and limited supply of long-term bonds — attributable to the U.S government not issuing 30-year bonds since late 2001 — had put upward pressure on longer-term bond prices, which conversely kept yields relatively low. In addition, with newly appointed Fed Chairman Ben Bernanke set to maintain the Fed’s policy to forestall inflationary pressures, many investors have remained cautious and await the Fed’s interpretation of the U.S. economy at future meetings.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.You may also visit www.dreyfus.com for information about the fund.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Catherine Powers, Portfolio Manager

How did Dreyfus Premier Short Term Income Fund perform relative to its benchmark?

For the six-month period ended January 31, 2006, the fund achieved total returns of 1.10% for Class A shares, 0.81% for Class B shares, 1.14% for Class D shares and 1.23% for Class P shares.1 In comparison, the fund’s benchmark, the Merrill Lynch Corporate and Government (1-5 years) Index (the “Index”), achieved a total return of 1.10% for the same period.2

Although low inflation and robust investor demand generally supported prices of longer-term bonds during 2005, rising short-term interest rates limited returns from shorter-term securities. The fund’s results were generally in line with the Index’s, primarily due to strong relative performance from foreign securities and Treasury Inflation Protected Securities (“TIPS”).

What is the fund’s investment approach?

The fund seeks to maximize total returns consisting of capital appreciation and current income.To pursue this goal, the fund invests at least 80% of its assets in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include: U.S. government bonds and notes; corporate bonds; municipal bonds; convertible securities; preferred stocks; inflation-indexed securities; asset-backed securities; mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds). Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors affected the fund’s performance?

As it has since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates. Five rate hikes during the reporting period drove the overnight federal funds rate from 3.25% to 4.5% .. However, longer-term bond prices held up surprisingly well due to persistently low inflation expectations and robust investor demand. Contrary to historical norms, shorter-term fixed-income securities bore the brunt of the eroding effects of rising interest rates.

In addition, market volatility increased in the wake of three major hurricanes that disrupted economic activity along the Gulf Coast during the late summer and fall. In the immediate aftermath of Hurricane Katrina, investors grew concerned that U.S. economic growth might suffer, causing a modest sell-off in the credit market. Corporate bonds later rebounded when it became clearer that the hurricane’s economic impact would be relatively limited. As we approached year-end, event risk in the corporate bond sector picked up amid increased merger activity and rumors of leveraged buyouts (LBOs).

In this challenging market environment, we maintained the fund’s defensive emphasis within investment-grade corporate bonds by favoring intermediate maturities. In addition, we favored securities, such as those issued by real estate investment trusts (or “REITs”), that have relatively restrictive covenants to support credit quality in the event of an economic downturn or unexpected company-specific problems. Because of their rich valuations, only a small portion of the fund’s assets was allocated to high yield bonds, where we focused on securities that we believed might be awarded credit-rating upgrades.

TIPS positively influenced the fund’s performance as the sector benefited early in the reporting period from rising inflation expectations and accruals amid much higher energy prices.We later took profits in the fund’s TIPS position in advance of negative inflation accruals, which seasonally occur in the first few months of the year. Similarly, the fund received strong contributions to performance early in the

4

reporting period from foreign bonds, including European securities that enabled us to capitalize on lower interest rates in Europe relative to the United States, but the fund ended the reporting period holding no non-U.S. dollar bonds.

The portfolio also benefited from investing in high-quality commercial mortgages and asset-backed securities as these sectors outperformed the traditional mortgage pass through securities.

What is the fund’s current strategy?

When the Fed raised the federal funds rate to 4.5% on January 31, the last day of the reporting period, it changed the language in its accompanying statement, which many analysts interpreted as a sign that the Fed may be nearing the end of its credit-tightening campaign.Although additional rate hikes may be forthcoming, we recently prepared the fund for the next phase of the economic cycle by moving its average duration — a measure of sensitivity to changing interest rates — to be in line with the Index.We have maintained the fund’s slight emphasis on investment-grade corporate bonds, but with a focus on shorter maturities. In addition, we have employed certain yield enhancement strategies in the U.S. government securities market that are designed to boost current income while managing interest rate and credit risks.

Lastly, on February 1, 2006, the fund closed Class A shares to new investment accounts and will reclassify the assets as Class D shares on or about March 24, 2006.This reclassification will have no impact on the fund’s portfolio.

February 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Merrill Lynch Corporate and Government (1-5 years) Index is a market value-
weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-
bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Short Term Income Fund from August 1, 2005 to January 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2006
	Class A†	Class B	Class D	Class P

Expenses paid per $1,000 ††	$ 4.51	$ 7.39	$ 4.31	$ 4.41
Ending value (after expenses)	$1,011.00	$1,008.10	$1,011.40	$1,012.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2006

	Class A†	Class B	Class D	Class P

Expenses paid per $1,000 ††	$ 4.53	$ 7.43	$ 4.33	$ 4.43
Ending value (after expenses)	$1,020.72	$1,017.85	$1,020.92	$1,020.82

† Effective February 1, 2006, the fund is no longer excepting subscriptions to Class A. Effective on or about March 24, 2006, the fund will reclassify all of Class A shares as Class D shares. See Note 1.

Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.46% for Class B, ..85% for Class D and .87% for Class P; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS January 31, 2006 (Unaudited)
	Principal
Bonds and Notes—98.8%	Amount [a]		Value ($)

Aerospace & Defense—.1%
L-3 Communications,
Sr. Sub. Notes, Ser. B, 6.375%, 2015	250,000		250,000
Agricultural—.7%
Altria,
Notes, 7.2%, 2007	3,035,000		3,081,514
Airlines—.0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	1,092,319	[b,c]	109
Asset-Backed Ctfs./Automobile Receivables—4.7%
Nissan Auto Receivables Owner Trust,
Ser. 2006-A, Cl. A1, 4.66258%, 2007	2,090,000		2,089,510
Chase Manhattan Auto Owner Trust,
Ser. 2005-B, Cl. A2, 4.77%, 2008	1,100,000		1,099,590
Daimler Chrysler Auto Trust,
Ser. 2005-B, Cl. A4, 4.2%, 2010	1,842,000		1,813,464
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.64%, 2010	1,500,000		1,483,663
WFS Financial Owner Trust:
Ser. 2003-3, Cl. A4, 3.25%, 2011	10,675,000		10,503,903
Ser. 2005-2, Cl. B, 4.57%, 2012	2,500,000		2,473,875
			19,464,005
Asset-Backed Ctfs./Home Equity Loans—8.0%
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A, 4.63%, 2035	668,701	[d]	669,033
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6, 5.14%, 2034	1,225,000		1,215,668
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl. 1A6, 5.208%, 2039	1,985,000		1,929,792
Bear Stearns Asset Backed Securities,
Ser. 2005-TC1, Cl. A1, 4.64%, 2035	428,828	[d]	428,798
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A, 4.62%, 2035	503,598	[d]	503,633
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 4.62%, 2035	615,871	[d]	615,957
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5, 8.02%, 2031	2,282,427		2,343,779

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Asset-Backed Ctfs./Home Equity Loans (continued)
Credit-Based Asset Servicing and Securitization:
Ser. 2005-CB7, Cl. AF1, 5.208%, 2035	2,046,705		2,041,552
Ser. 2005-CB8, Cl. AF1B, 5.451%, 2035	1,918,721		1,916,665
Equity One ABS,
Ser. 2004-2, Cl. AF3, 3.515%, 2034	4,640,310		4,614,699
Home Equity Asset Trust,
Ser. 2005-4, Cl. 2A1, 4.62%, 2035	2,021,188	[d]	2,022,751
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A, 4.62%, 2036	564,626	[d]	564,671
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A, 4.62%, 2035	669,058	[d]	669,350
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A, 4.62%, 2035	1,446,010	[d]	1,445,403
Ownit Mortgage Loan Asset Backed Ctfs.,
Ser. 2006-1, Cl. AF1, 5.424%, 2036	1,575,000		1,574,995
Park Place Securities,
Ser. 2005-WHQ2, Cl. A2A,4.63%, 2035	1,241,597	[d]	1,242,542
Residential Asset Mortgage Products:
Ser. 2003-RS9, Cl. MI1, 5.8%, 2033	1,100,000		1,094,970
Ser. 2004-RS12, Cl. AII1, 4.66%, 2027	799,559	[d]	800,249
Residential Funding Mortgage Securities II,
Ser. 2005-HI3, Cl. A2, 5.09%, 2035	600,000		596,589
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,365,000		6,310,364
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3, 5.825%, 2035	525,000		522,415
			33,123,875
Asset-Backed Ctfs./Manufactured Housing—.3%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	974,160		1,021,112
Auto Manufacturing—.3%
DaimlerChrysler:
Notes, 4.05%, 2008	960,000		933,732
Notes, 4.875%, 2010	285,000		277,880
			1,211,612

8

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Automotive, Trucks & Parts—.1%
Johnson Controls,
Sr. Notes, 5.25%, 2011	215,000	214,578
Banking—7.0%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	590,000	610,650
Colonial Bank of Montgomery Alabama,
Sub. Notes, 6.375%, 2015	1,000,000	1,026,100
Fleet National Bank,
Sub. Notes, 5.75%, 2009	4,750,000	4,844,553
Marshall & Ilsley,
Notes, 4.375%, 2009	4,200,000	4,118,734
Northern Trust,
Notes, 2.875%, 2006	2,610,000	2,565,940
Resona Bank,
Notes, 5.85%, 2049	530,000 [e]	527,826
Sovereign Bancorp,
Sr. Notes, 4.8%, 2010	1,075,000 [e]	1,050,419
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	685,000 [e]	681,008
Suntrust Capital II,
Bonds, 7.9%, 2027	2,270,000	2,425,904
US Bancorp,
Sub. Notes, 6.875%, 2007	2,661,000	2,741,000
Washington Mutual,
Sr. Notes, 4%, 2009	5,050,000	4,899,308
Wells Fargo Capital,
Capital Securities,
Ser. B, 7.95%, 2026	1,440,000 [e]	1,522,148
Zions Bancorp,
Sr. Notes, 2.7%, 2006	2,215,000	2,203,460
		29,217,050
Building & Construction—.4%
American Standard,
Sr. Notes, 7.625%, 2010	1,555,000	1,665,214

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Chemicals—1.2%
Lubrizol,
Sr. Notes, 4.625%, 2009	2,945,000		2,884,053
RPM International:
Bonds, 6.25%, 2013	1,280,000		1,285,002
Sr. Notes, 4.45%, 2009	625,000		600,654
			4,769,709
Commercial & Professional Services—.6%
Aramark Services,
Notes, 5%, 2012	1,800,000		1,735,092
Erac USA Finance,
Bonds, 5.6%, 2015	720,000	[e]	717,530
			2,452,622
Commercial Mortgage Pass-Through Ctfs.—4.5%
Banc of America Commercial Mortgage:
Ser. 2005-2, Cl. A2, 4.247%, 2043	1,900,000		1,871,949
Ser. 2005-6, Cl. A1, 5.001%, 2047	1,833,378		1,832,933
Bayview Commercial Asset Trust:
Ser. 2004-1, Cl. M2, 5.73%, 2034	979,673	[d,e]	995,885
Ser. 2005-3A, Cl. B3, 7.53%, 2035	270,546	[d,e]	270,546
Ser. 2005-4A, Cl. B2, 6.93%, 2036	697,064	[d,e]	697,064
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T20, Cl. A2, 5.127%, 2042	2,400,000		2,397,202
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	2,325,000	[e]	2,436,707
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	565,000	[e]	549,284
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2005-LDP5, Cl. A1, 5.035%, 2044	2,042,270		2,043,046
LB-UBS Commercial Mortgage Trust,
Ser. 2002-C4, Cl. A1, 3.268%, 2026	3,114,253		3,064,263
Merrill Lynch Mortgage Trust:
Ser. 2005-CIP1, Cl. A2, 4.96%, 2038	1,100,000		1,090,720
Ser. 2005-CKI1, Cl. A2, 5.223%, 2037	350,000		351,802
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2, 5.09, 2052	1,150,000		1,147,259
			18,748,660

10

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Diversified Financial Services—14.2%
Amvescap:
Notes, 5.375%, 2013	1,300,000	1,271,644
Sr. Notes, 5.9%, 2007	1,000,000	1,007,304
Bear Stearns & Cos.,
Notes, 4.5%, 2010	2,650,000	2,583,490
Boeing Capital,
Sr. Notes, 7.375%, 2010	2,095,000	2,297,964
CIT,
Sr. Notes, 4.75%, 2008	1,345,000	1,337,687
Citicorp,
Sub. Notes, 7.25%, 2008	3,290,000	3,469,749
Countrywide Home Loans,
Notes, Ser. L, 4%, 2011	965,000	906,026
Credit Suisse First Boston,
Sr. Notes, 4.625%, 2008	4,000,000	3,976,840
General Electric Capital,
Notes, Ser A, 4.25%, 2008	2,725,000	2,691,087
Glencore Funding,
Notes, 6%, 2014	640,000 [e]	608,169
Goldman Sachs,
Notes, 4.5%, 2010	575,000	560,961
HSBC Finance Capital Trust IX,
Notes, 5.911%, 2035	2,000,000	2,008,234
ILFC E-Capital Trust I,
Bonds, 5.9%, 2065	410,000 [e]	411,191
International Lease Finance,
Notes, 4.75%, 2012	797,000	773,180
Jefferies,
Sr. Notes, 7.75%, 2012	1,100,000	1,223,455
John Deere Capital:
Sr. Notes, Ser. D, 4.4%, 2009	1,400,000	1,371,142
Sr. Notes, Ser. D, 4.5%, 2008	1,200,000	1,185,246
JPMorgan Chase & Co,
Sub. Notes, 7.875%, 2010	4,015,000	4,439,659
Lehman Brothers,
Notes, 3.5%, 2008	4,100,000	3,955,455

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Diversified Financial Services (continued)
Lehman Brothers Holdings
E-Capital Trust I,
Notes, 5.15%, 2065	180,000 [d,e]	180,696
Merrill Lynch & Co,
Notes, Ser. C, 4.125%, 2009	4,275,000	4,132,057
Mizuho JGB Investment,
Bonds, 9.87%, 2049	850,000 [e]	935,421
Morgan Stanley,
Notes, 4%, 2010	4,300,000 [f]	4,119,065
New York Life Global Funding,
Notes, 4.625%, 2010	4,610,000 [e]	4,548,341
Nuveen Investments,
Sr. Notes, 5%, 2010	925,000	907,320
Pricoa Global Funding I,
Notes, 4.2%, 2010	4,950,000 [e]	4,791,150
Residential Capital:
Notes, 6.125%, 2008	310,000	313,361
Sr. Notes, 6.375%, 2010	2,375,000	2,436,862
St. George Funding,
Bonds, 8.485%, 2049	425,000 [e]	458,810
		58,901,566
Diversified Metals & Mining—.5%
Falconbridge,
Notes, 6%, 2015	950,000	957,958
Ispat Inland ULC
Secured Notes, 9.75%, 2014	345,000	398,475
Southern Copper,
Sr. Notes, 7.5%, 2035	625,000	627,584
		1,984,017
Electric Utilities—2.6%
FPL Energy National Wind,
Notes, 5.608%, 2024	234,588 [e]	229,430
FirstEnergy,
Sr. Notes, Ser. B, 6.45%, 2011	665,000	699,929
Mirant,
Sr. Notes, 7.375%, 2013	465,000 [e]	475,463
Monongahela Power,
First Mortgage, 5%, 2006	2,950,000	2,946,897

12

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Electric Utilities (continued)
Nevada Power,
Mortgage Notes, 5.95%, 2016		125,000 [e]	125,156
Nisource Finance:
Notes, 4.95%, 2009		440,000 [d]	441,882
Sr. Notes, 5.25%, 2017		595,000	574,152
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012		475,000	486,875
Virginia Electric and Power,
Sr. Notes, Ser. A, 5.75%, 2006		4,930,000	4,935,418
			10,915,202
Environmental Control—.5%
Waste Management,
Sr. Notes, 6.875%, 2009		2,000,000	2,100,372
Food & Beverages—.6%
H.J. Heinz,
Notes, 6.428%, 2008		500,000 [e]	514,913
Safeway,
Notes, 4.8%, 2007		1,555,000	1,546,869
Stater Brothers,
Sr. Notes, 8.125%, 2012		480,000	480,000
			2,541,782
Foreign/Governmental—1.7%
Argentina Bonos,
Bonds, 4.822%, 2012		1,480,000 [d]	1,181,040
Banco Nacional de Desenvolvimento
Economico e Social,
Notes, 5.727%, 2008	BRL	1,585,000 [d]	1,585,000
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009		1,425,000	1,400,231
Republic of South Africa,
Notes, 9.125%, 2009		1,720,000	1,926,400
United Mexican States,
Notes, 6.625%, 2015		1,040,000	1,125,800
			7,218,471
Health Care—1.0%
American Home Products,
Notes, 6.95%, 2011		1,150,000 [d]	1,238,793

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Health Care (continued)
Coventry Health Care,
Sr. Notes, 5.875%, 2012	1,170,000	1,181,700
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	350,000	382,730
Quest Diagnostics,
Notes, 5.125%, 2010	780,000 [e]	778,638
WellPoint,
Notes, 5%, 2011	525,000	521,687
		4,103,548
Lodging & Entertainment—.9%
Carnival,
Notes, 3.75%, 2007	1,240,000	1,212,636
Harrah’s Operating,
Sr. Notes, 8%, 2011	1,090,000	1,204,348
MGM Mirage,
Sr. Notes, 6%, 2009	525,000	525,000
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013	775,000	772,094
		3,714,078
Manufacturing—.2%
Bombardier,
Notes, 6.3%, 2014	800,000 [e]	722,000
Media—3.6%
AOL Time Warner,
Notes, 6.75%, 2011	1,195,000	1,254,536
British Sky Broadcasting,
Notes, 7.3%, 2006	4,880,000	4,947,769
Comcast,
Notes, 5.5%, 2011	1,240,000 [f]	1,243,257
Media General,
Notes, 6.95%, 2006	5,000,000	5,031,240
Time Warner,
Notes, 6.15%, 2007	2,450,000	2,477,959
		14,954,761

14

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Oil & Gas—1.9%
Amerada Hess,
Notes, 6.65%, 2011	530,000		566,883
BP Capital Markets,
Notes, 2.75%, 2006	4,600,000		4,518,391
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009	2,045,000		1,992,423
Pemex Project Funding Master Trust,
Notes, 5.75%, 2015	755,000	[e]	747,261
			7,824,958
Packaging & Containers—.3%
Crown Americas Capital:
Sr. Notes, 7.625%, 2013	690,000	[e]	717,600
Sr. Notes, 7.75%, 2015	400,000	[e]	417,000
			1,134,600
Paper & Forest Products—.5%
Celulosa Arauco y Constitucion SA CELARA,
Notes, 5.625%, 2015	1,130,000		1,112,843
Temple-Inland,
Bonds, 6.625%, 2018	425,000	[f]	437,212
Weyerhaeuser,
Debs., 7.25%, 2013	625,000		675,891
			2,225,946
Property-Casualty Insurance—1.1%
AON Capital Trust,
Capital Securities, 8.205%, 2027	1,100,000		1,294,260
American International,
Notes, 5.05%, 2015	565,000	[e,f]	551,276
MetLife,
Sr. Notes, 5%, 2015	1,200,000		1,174,912
Nippon Life Insurance,
Notes, 4.875%, 2010	1,050,000	[e]	1,032,725
Phoenix Cos.,
Bonds, 6.675%, 2/16/2008	430,000		433,182
			4,486,355

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Real Estate Investment Trusts—2.9%
Archstone-Smith Operating Trust,
Sr. Notes, 5.25%, 2015	925,000		910,356
Arden Realty,
Notes, 5.25%, 2015	475,000		474,908
Duke Realty,
Sr. Notes, 5.875%, 2012	2,150,000		2,206,794
EOP Operating,
Sr. Notes, 7%, 2011	1,450,000		1,550,392
ERP Operating,
Notes, 4.75%, 2009	2,400,000		2,369,952
Federal Realty Investment Trust,
Notes, 5.65%, 2016	345,000		344,215
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	1,165,000		1,103,243
Mack-Cali Realty:
Notes, 5.05%, 2010	550,000		542,099
Notes, 5.25%, 2012	300,000		296,938
Simon Property,
Notes, 4.875%, 2010	2,275,000		2,243,509
			12,042,406
Residential Mortgage Pass-Through Ctfs.—5.1%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7, 5.249%, 2035	2,050,000		2,027,472
Countrywide Alternative Loan Trust:
Ser. 2004-7T1, Cl. A1, 5.75%, 2034	6,192,534		6,194,706
Ser. 2005-J4, Cl. 2A1B, 4.65%, 2035	1,261,486	[d]	1,261,723
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	3,303,175		3,332,326
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. A2, 3.554%, 2034	2,765,004		2,720,670
Nomura Asset Acceptance:
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	750,000		730,203
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	1,575,000		1,546,304
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 4.63%, 2035	295,410	[d]	295,556
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.677%, 2035	3,294,000	[d]	3,213,709
			21,322,669

16

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Retail—.6%
Darden Restaurants,
Sr. Notes, 4.875%, 2010	1,110,000	1,086,601
May Department Stores,
Notes, 3.95%, 2007	1,275,000	1,252,286
		2,338,887
State Government—.3%
Erie Tobacco Asset Securitization,
Asset-Backed Bonds,
6%, 2028	825,000	810,983
Tobacco Settlement Authority of Iowa,
Taxable Asset Backed,
Ser. A, 6.5%, 2023	445,000	443,847
		1,254,830
Structured Index—1.4%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	5,845,000 [e,g]	5,953,133
Technology—.1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	415,000	435,750
Telecommunications—1.1%
Deutsche Telekom
International Finance,
Notes, 8.75%, 2030	775,000	969,717
Nextel Communications,
Sr. Notes, Ser. F, 5.95%, 2014	605,000	610,066
Sprint Capital,
Sr. Notes, 7.625%, 2011	1,375,000	1,514,300
Telecom Italia Capital,
Notes, 4.875%, 2010	1,540,000	1,504,549
		4,598,632
Textiles & Apparel—.2%
Mohawk Industries,
Sr. Notes, 5.75%, 2011	805,000	808,928
Transportation—.6%
Union Pacific,
Notes, 5.75%, 2007	2,510,000	2,540,042

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

U.S. Government—11.2%
U.S. Treasury Notes:
3.5%, 2/15/2010	5,540,000		5,336,366
3.625%, 4/30/2007	12,413,000		12,274,222
4.25%, 1/15/2011	28,595,000		28,333,642
4.75%, 5/15/2014	320,000		324,525
			46,268,755
U.S. Government Agencies—2.0%
Federal National Mortgage Association:
Notes, 4.375%, 9/7/2007	4,525,000		4,491,289
Notes, 4.75%, 8/25/2008	4,000,000		3,987,128
			8,478,417
U.S. Government Agencies/Mortgage-Backed—15.8%
Federal Home Loan Mortgage Corp.:
3.5%, 9/1/2010	389,774		371,260
4%, 2/1/2010-4/1/2010	23,343,130		22,735,424
4.5%, 2/1/2010	3,120,477		3,083,406
6.5%, 6/1/2032	6,065		6,226
REMIC, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2535, Cl. PL, 4%, 6/15/2029	812,866		809,234
(Interest Only Obligations)
Ser. 1987, Cl. PI, 7%, 9/15/2012	200,492	[h]	24,570
Federal National Mortgage Association:
4%, 2/1/2010-5/1/2010	3,454,149		3,345,102
4.5%, 11/1/2014	2,055,566		2,014,455
4.645%, 2/1/2029	90,151	[d]	91,854
6%	7,200,000	[i]	7,357,464
REMIC, Trust, Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	937,951		855,237
Government National Mortgage Association:
Ser. 2003-96, Cl. B, 3.6072%, 8/16/2018	2,343,712		2,283,074
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	1,327,579		1,290,354
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	1,525,000		1,493,707
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	2,111,897		2,064,148
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	4,675,589		4,572,110
Ser. 2005-50, Cl. A, 4.015%, 11/16/2026	1,223,651		1,192,436
Ser. 2005-52, Cl. A, 4.287%, 1/16/2030	889,362		870,544
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023	835,266		820,958
Ser. 2005-79, Cl. A, 3.998%, 10/16/2033	2,191,281		2,128,067

18

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
Government National Mortgage Association (continued):
Ser. 2005-87, Cl. A, 4.449%, 3/16/2025	1,144,514	1,123,886
Ser. 2005-90, Cl. A, 3.76%, 9/16/2028	2,220,700	2,139,590
Ser. 2006-3, Cl. A, 4.212%, 1/16/2028	2,000,000	1,952,109
Ser. 2006-5, Cl. A, 4.241%, 7/16/2011	1,985,000	1,938,166
Ser. 2006-6, Cl. A, 4.045%, 4/16/2021	500,000	490,000
Governmnet National Mortgage Association I,
Project Loan,
8%, 9/15/2008	179,008	180,574
Government National Mortgage Association II:
4.375%, 4/20/2030	435,087 [d]	435,304
7%, 12/20/2030-4/20/2031	42,514	44,417
7.5%, 1/20/2029-12/20/2030	44,627	46,650
		65,760,326
Total Bonds and Notes
(cost $416,359,737)		409,850,491

Other Investment—2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $10,048,000)	10,048,000 [j]	10,048,000

	Principal
Short-Term Investments—6.2%	Amount ($)	Value ($)

U.S. Government Agency—5.3%
Federal National Mortage Association:
4.17%, 2/13/2006	18,935,000	18,908,491
4.38%, 2/16/2006	3,040,000	3,034,642
		21,943,133
U.S. Treausry Bills—.9%
3.59%, 3/9/2006	300,000 [k]	298,752
4.06%, 4/20/2006	3,425,000	3,393,353
		3,692,105
Total Short-Term Investments
(cost $25,590,368)		25,635,238

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,677,690)	4,677,690 [j]	4,677,690

Total Investments (cost $456,675,795)	108.5%	450,211,419
Liabilities, Less Cash and Receivables	(8.5%)	(35,288,173)
Net Assets	100.0%	414,923,246

[a] Principal amount stated in U.S Dollars unless otherwise noted.
BRL—Brazilian Real
[b] The value of this security has been determined in good faith under the direction of the Board of Directors.
[c] Non-income producing—security in default.
[d] Variable rate security—interest rate subject to periodic change.
[e] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $33,646,790 or 8.1% of net assets.
[f] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund’s securities on loan is $4,538,748 and the total market value of the collateral held by the fund is $4,677,690.
[g] Security linked to Goldman Sachs Non-Energy—Excess Return Index.
[h] Notional face amount shown.
[i] Purchased on a forward commitment basis.
[j] Investment in affiliated money market mutual fund.
[k] Partially held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	43.8	Foreign Governmental	1.7
U.S. Government & Agencies	29.0	Structured Index	1.4
Asset/Mortgage Backed	22.6	State Government	.3
Short-Term/		Futures Contracts	.0
Money Market Investments	9.7		108.5

† Based on net assets
See notes to financial statements.

20

STATEMENT OF FINANCIAL FUTURES

January 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	274	56,127,187	March 2006	(129,313)
U.S. Treasury 5 Year Notes	160	16,917,500	March 2006	(57,422)
Financial Futures Short
U.S. Treasury 10 Year Notes	280	30,362,500	March 2006	65,625
U.S. Treasury 30 Year Bonds	83	9,366,031	March 2006	23,320
				(97,790)

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $4,538,748)—Note 1(c):
Unaffiliated issuers			441,950,105	435,485,729
Affiliated issuers			14,725,690	14,725,690
Cash				9,751,868
Dividends and interest receivable				3,708,438
Receivable for investment securities sold				459,227
Receivable for shares of Common Stock subscribed				64,976
Prepaid expenses				16,639
				464,212,567

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				346,788
Payable for investment securities purchased				41,373,203
Liability for securities on loan—Note 1(c)				4,677,690
Payable for shares of Common Stock redeemed				2,700,244
Payable for futures variation margin—Note 4				22,781
Accrued expenses				168,615
				49,289,321

Net Assets ($)				414,923,246

Composition of Net Assets ($):
Paid-in capital				505,917,773
Accumulated distributions in excess of investment income—net				(1,496,364)
Accumulated net realized gain (loss) on investments				(82,935,997)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($97,790) net unrealized depreciation on financial futures]				(6,562,166)

Net Assets ($)				414,923,246

Net Asset Value Per Share
	Class A	Class B	Class D	Class P

Net Assets ($)	11,115,709	9,624,001	389,343,567	4,839,969
Shares Outstanding	1,017,690	881,735	35,670,367	442,972

Net Asset Value Per Share ($)	10.92	10.91	10.92	10.93

See notes to financial statements.
22

STATEMENT OF OPERATIONS Six Months Ended January 31, 2006 (Unaudited)
Investment Income ($):
Interest	9,062,051
Dividends;
Affiliated issuers	24,909
Income from securities lending	1,721
Total Income	9,088,681
Expenses:
Management fee—Note 3(a)	1,101,382
Shareholder servicing costs—Note 3(c)	625,513
Custodian fees—Note 3(c)	38,375
Registration fees	34,981
Professional fees	28,933
Distribution fees—Note 3(b)	27,081
Prospectus and shareholders’ reports	18,298
Interest expense—Note 2	14,907
Directors’ fees and expenses—Note 3(d)	7,214
Miscellaneous	16,053
Total Expenses	1,912,737
Investment Income—Net	7,175,944

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,620,920)
Net realized gain (loss) on financial futures	767,301
Net realized gain (loss) on forward currency exchange contracts	456,648
Net Realized Gain (Loss)	(1,396,971)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($461,774)
net unrealized appreciaton on financial futures]	(779,543)
Net Realized and Unrealized Gain (Loss) on Investments	(2,176,514)
Net Increase in Net Assets Resulting from Operations	4,999,430

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Operations ($):
Investment income—net	7,175,944	13,579,171
Net realized gain (loss) on investments	(1,396,971)	1,565,211
Net unrealized appreciation
(depreciation) on investments	(779,543)	1,498,509
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,999,430	16,642,891

Dividends to Shareholders from ($):
Investment income—net:
Class A	(207,257)	(495,023)
Class B	(189,562)	(390,647)
Class D	(8,542,935)	(18,965,299)
Class P	(133,777)	(388,681)
Net realized gain on investments:
Class A	(15,053)	(10,977)
Class B	(13,956)	(10,147)
Class D	(538,880)	(416,842)
Class P	(6,475)	(8,173)
Total Dividends	(9,647,895)	(20,685,789)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,440,523	3,644,327
Class B	247,125	1,899,253
Class D	88,713,875	181,147,252
Class P	509,551	6,848,476
Dividends reinvested:
Class A	202,708	465,611
Class B	163,964	323,921
Class D	7,724,092	16,377,948
Class P	103,346	329,306
Cost of shares redeemed:
Class A	(2,243,526)	(10,513,289)
Class B	(2,260,130)	(3,857,173)
Class D	(137,504,679)	(332,612,266)
Class P	(3,379,507)	(11,571,774)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(44,282,658)	(147,518,408)
Total Increase (Decrease) in Net Assets	(48,931,123)	(151,561,306)

Net Assets ($):
Beginning of Period	463,854,369	615,415,675
End of Period	414,923,246	463,854,369
Undistributed (distributions in excess of)
investment income—net	(1,496,364)	401,223

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	314,103	327,126
Shares issued for dividends reinvested	18,490	41,696
Shares redeemed	(204,011)	(942,248)
Net Increase (Decrease) in Shares Outstanding	128,582	(573,426)

Class B [a]
Shares sold	22,526	170,536
Shares issued for dividends reinvested	14,965	29,045
Shares redeemed	(206,189)	(345,827)
Net Increase (Decrease) in Shares Outstanding	(168,698)	(146,246)

Class D
Shares sold	8,086,230	16,247,622
Shares issued for dividends reinvested	704,696	1,468,307
Shares redeemed	(12,531,453)	(29,827,675)
Net Increase (Decrease) in Shares Outstanding	(3,740,527)	(12,111,746)

Class P
Shares sold	46,499	616,752
Shares issued for dividends reinvested	9,406	29,494
Shares redeemed	(307,848)	(1,038,837)
Net Increase (Decrease) in Shares Outstanding	(251,943)	(392,591)

a During the period ended January 31, 2006, 31,841 Class B shares representing $349,947 were automatically converted to 31,812 Class A shares and during the year ended July 31, 2005, 47,924 Class B shares representing $534,112 were automatically converted to 47,882 Class A shares .

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	January 31, 2006		Year Ended July 31,

Class A Shares	(Unaudited)	2005	2004 [a]	2003 [b]

Per Share Data ($):
Net asset value, beginning of period	11.04	11.14	11.51	11.59
Investment Operations:
Investment income—net [c]	.17	.28	.26	.17
Net realized and unrealized gain
(loss) on investments	(.04)	.05	(.23)	.12
Total from Investment Operations	.13	.33	.03	.29
Distributions:
Dividends from investment
income—net	(.23)	(.42)	(.39)	(.37)
Dividends from net realized
gain on investments	(.02)	(.01)	(.01)	—
Total Distributions	(.25)	(.43)	(.40)	(.37)
Net asset value, end of period	10.92	11.04	11.14	11.51

Total Return (%) [d]	1.10[e]	2.97	.24	2.52[e]

26

Six Months Ended
	January 31, 2006		Year Ended July 31,

Class A Shares	(Unaudited)	2005	2004 [a]	2003 [b]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[f]	.91	.90	.89[f]
Ratio of net investment income
to average net assets	3.14[f]	2.53	2.31	2.09[f]
Portfolio Turnover Rate	80.04[e,g]	494.93[g]	695.82[g]	460.89

Net Assets, end of period ($ x 1,000)	11,116	9,815	16,296	18,578

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended July 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 2.27% to 2.31%. Per share data and ratios/supplemental data for periods prior to August 1, 2003 have not been restated to reflect this change in presentation.
[b]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
[g]	The portfolio turnover rate excluding mortgage dollar roll transactions for the periods ended January 31, 2006,
July 31, 2005 and July 31, 2004, were 69.86%, 463.30% and 665.12%, respectively.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	January 31, 2006		Year Ended July 31,

Class B Shares	(Unaudited)	2005	2004 [a]	2003 [b]

Per Share Data ($):
Net asset value, beginning of period	11.03	11.13	11.50	11.59
Investment Operations:
Investment income—net [c]	.15	.21	.19	.14
Net realized and unrealized gain
(loss) on investments	(.06)	.05	(.23)	.10
Total from Investment Operations	.09	.26	(.04)	.24
Distributions:
Dividends from investment
income—net	(.19)	(.35)	(.32)	(.33)
Dividends from net realized
gain on investments	(.02)	(.01)	(.01)	—
Total Distributions	(.21)	(.36)	(.33)	(.33)
Net asset value, end of period	10.91	11.03	11.13	11.50

Total Return (%) [d]	.81[e]	2.37	(.39)	2.11[e]

28

Six Months Ended
	January 31, 2006		Year Ended July 31,

Class B Shares	(Unaudited)	2005	2004 [a]	2003 [b]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46[f]	1.50	1.54	1.43[f]
Ratio of net investment income
to average net assets	2.68[f]	1.88	1.64	1.67[f]
Portfolio Turnover Rate	80.04[e,g]	494.93[g]	695.82[g]	460.89

Net Assets, end of period ($ x 1,000)	9,624	11,586	13,323	11,367

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended July 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 1.60% to 1.64%. Per share data and ratios/supplemental data for periods prior to August 1, 2003 have not been restated to reflect this change in presentation.
[b]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
[g]	The portfolio turnover rate excluding mortgage dollar roll transactions for the periods ended January 31, 2006,
July 31, 2005 and July 31, 2004, were 69.86%, 463.30% and 665.12%, respectively.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
January 31, 2006			Year Ended July 31,

Class D Shares	(Unaudited)	2005	2004 [a]	2003 [b]	2002 [c]	2001

Per Share Data ($):
Net asset value,
beginning of period	11.03	11.13	11.50	11.69	12.19	11.70
Investment Operations:
Investment income—net	.18[d]	.28[d]	.27[d]	.40[d]	.64[d]	.77
Net realized and unrealized
gain (loss) on investments	(.04)	.05	(.23)	(.09)	(.47)	.50
Total from
Investment Operations	.14	.33	.04	.31	.17	1.27
Distributions:
Dividends from investment
income—net	(.23)	(.42)	(.40)	(.50)	(.67)	(.78)
Dividends from net realized
gain on investments	(.02)	(.01)	(.01)	—	—	—
Total Distributions	(.25)	(.43)	(.41)	(.50)	(.67)	(.78)
Net asset value, end of period	10.92	11.03	11.13	11.50	11.69	12.19

Total Return (%)	1.14[e]	2.99	.28	2.69	1.46	11.17

30

	Six Months Ended
	January 31, 2006		Year Ended July 31,

Class D Shares	(Unaudited)	2005	2004 [a]	2003 [b]	2002 [c]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85[f]	.88	.87	.88	.80	.84
Ratio of net investment income
to average net assets	3.27[f]	2.52	2.36	3.45	5.31	6.46
Portfolio Turnover Rate	80.04[e,g]	494.93[g]	695.82[g]	460.89	220.23	322.69

Net Assets, end of period
($ x 1,000)	389,344	434,779	573,676	850,189	1,121,684	806,545

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended July 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 2.32% to 2.36%. Per share data and ratios/supplemental data for periods prior to August 1, 2003 have not been restated to reflect this change in presentation.
[b]	The fund commenced offering four classes of shares on November 1, 2002.The existing shares were redesignated
Class D shares.
[c]	As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended July 31, 2002 was to decrease net investment income per share by $.04, increase net realized and unealized gain (loss) on investments per share by $.04 and decrease the ratio of net investment income to average net assets from 5.62% to 5.31%. Per share data and ratios/supplemental data for periods prior to August 1, 2001 have not been restated to reflect these changes in presentation.
[d]	Based on average shares outstanding at each month end.
[e]	Not annualized.
[f]	Annualized.
[g]	The portfolio turnover rate excluding mortgage dollar roll transactions for the periods ended January 31, 2006,
July 31, 2005 and July 31, 2004, were 69.86%, 463.30% and 665.12%, respectively.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	January 31, 2006		Year Ended July 31,

Class P Shares	(Unaudited)	2005	2004 [a]	2003 [b]

Per Share Data ($):
Net asset value, beginning of period	11.04	11.15	11.51	11.59
Investment Operations:
Investment income—net [c]	.19	.30	.28	.20
Net realized and unrealized gain
(loss) on investments	(.05)	.02	(.22)	.09
Total from Investment Operations	.14	.32	.06	.29
Distributions:
Dividends from investment
income—net	(.23)	(.42)	(.41)	(.37)
Dividends from net realized
gain on investments	(.02)	(.01)	(.01)	—
Total Distributions	(.25)	(.43)	(.42)	(.37)
Net asset value, end of period	10.93	11.04	11.15	11.51

Total Return (%)	1.23[d]	3.01	.38	2.53[d]

32

Six Months Ended
	January 31, 2006		Year Ended July 31,

Class P Shares	(Unaudited)	2005	2004 [a]	2003 [b]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87[e]	.86	.86	.85[e]
Ratio of net investment income
to average net assets	3.35[e]	2.59	2.41	2.33[e]
Portfolio Turnover Rate	80.04[d,f]	494.93[f]	695.82[f]	460.89

Net Assets, end of period ($ x 1,000)	4,840	7,674	12,121	19,763

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended July 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 2.37% to 2.41%. Per share data and ratios/supplemental data for periods prior to August 1, 2003 have not been restated to reflect this change in presentation.
[b]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.
[f]	The portfolio turnover rate excluding mortgage dollar roll transactions for the periods ended January 31, 2006,
July 31, 2005 and July 31, 2004, were 69.86%, 463.30% and 665.12%, respectively.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On January 26, 2006, the fund’s Board of Directors approved, effective as of the close of business on or about March 24, 2006 (the “Effective Date”), reclassifying all of the fund’s Class A shares as Class D shares of the fund.Accordingly, effective February 1, 2006, no new investments in the fund’s Class A shares will be permitted and the front-end sales load applicable to Class A shares will be waived on subsequent investments.

In addition, effective as of the Effective Date, the following changes will be implemented:

• The contingent deferred sales charge (“CDSC”) of .75% applicable to the fund’s Class A shares purchased without an initial sales charge as part of an investment of $250,000 or more and redeemed within eighteen months of their original purchase will be adopted and implemented for Class D shares with respect to such Class A shares that are re-classified as Class D shares.

• The fund’s Class B shares will automatically convert to the fund’s Class D shares (instead of Class A shares) approximately six years after the date of purchase. Class D shares are not subject to a Rule 12b-1 plan fee or to any CDSC.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 800 million shares of $.001 par value Common

34

Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class D (500 million shares authorized) and Class P (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

36

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

collateral is invested in certain other money market mutual funds managed by the Manager.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $70,757,951 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2005. If not applied, $1,818,379 of the carryover expires in fiscal 2007, $5,887,866 expires in fiscal 2008, $4,403,293 expires in fiscal 2010, $21,420,716 expires in fiscal 2011, $7,815,155 expires in fiscal 2012 and $29,412,542 expires in fiscal 2013.

38

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2005 was as follows: ordinary income $20,685,789. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended January 31, 2006 was approximately $710,000, with a related weighted average annualized interest rate of 4.19% ..

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2006, the Distributor retained $3,455 from commissions earned on sales of the fund’s Class A shares and $26,203 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2006, Class B shares were charged $27,081, pursuant to the Plan.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class D and Class P shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class P shares and .20% of the value of the average daily net assets of Class D shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class D and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2006, Class A, Class B, Class D and Class P shares were charged, $12,820, $13,541, $413,013 and $8,064, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2006, the fund was charged $121,989 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2006, the fund was charged $38,375 pursuant to the custody agreement.

During the period ended January 31, 2006, the fund was charged $1,910 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $174,347, Rule 12b-1 distribution plan fees $4,160, shareholder services plan fees $70,836, custodian fees $41,583, chief compliance officer fees $1,273 and transfer agency per account fees $54,589.

40

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended January 31, 2006, amounted to $348,040,367 and $395,592,606, respectively, of which $44,283,000 in purchases and $44,322,563 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equiv-

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2006, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At January 31, 2006, there were no forward currency exchange contracts outstanding.

At January 31, 2006, accumulated net unrealized depreciation on investments was $6,464,376, consisting of $467,944 gross unrealized appreciation and $6,932,320 gross unrealized depreciation.

At January 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Short Term Income Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Yield Advantage Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Yield Advantage Fund. During the fund’s reporting period from August 1, 2005, through January 31, 2006, the U.S. bond market continued to defy conventional wisdom, demonstrating remarkable resilience in the face of steadily rising short-term interest rates.

Historically, longer-term interest rates have risen during periods of the Federal Reserve Board (the “Fed”) tightening. Over the reporting period, however, yields of 10-year U.S.Treasury securities rose only 0.29 percentage points while short-term rates increased 1.25 percentage points,causing yield differences between shorter- and longer-term bonds to narrow. In addition, the yield curve was actually inverted during one trading session late last year, the first time since 2000 that yields were this narrow. By the end of the reporting period,the difference in yields between two-year and 10-year U.S.Treasury securities was 0.02 percentage points.

However, many investors feel this “conundrum” can be explained, in part, by supply-and-demand factors. Increased foreign interest and limited supply of long-term bonds — attributable to the U.S government not issuing 30-year bonds since late 2001 — had put upward pressure on longer-term bond prices, which conversely kept yields relatively low. In addition, with newly appointed Fed Chairman Ben Bernanke set to maintain the Fed’s policy to forestall inflationary pressures, many investors have remained cautious and await the Fed’s interpretation of the U.S. economy at future meetings.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.You may also visit www.dreyfus.com for information about the fund.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation

February 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Laurie Carroll, Portfolio Manager

How did Dreyfus Premier Yield Advantage Fund perform relative to its benchmark?

For the six-month period ended January 31, 2006, the fund achieved total returns of 1.92% for Class A shares, 1.01% for Class B shares, 1.91% for Class D shares, 1.39% for Class P shares and 1.28% for Class S shares.1 In comparison, the Citigroup 1-Year Treasury Benchmark-on-the-Run Index, the fund’s benchmark, achieved a total return of 1.51% for the same period.2

Rising short-term interest rates throughout the reporting period helped boost yields of short-term instruments but tended to erode the value of securities toward the longer end of the fund’s maturity range.The fund’s performance relative to its benchmark was the result of our focus on shorter-maturity investments and an emphasis on corporate, asset-backed and mortgage-backed securities over U.S. Treasuries. In addition, the benchmark is not subject to fees and expenses to which the fund is subject.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price. To pursue its goal, the fund invests only in investment-grade fixed-income securities of U.S. and foreign issuers or the unrated equivalent as determined by Dreyfus. This may include: U.S. government bonds and notes; corporate bonds; municipal bonds; convertible securities; preferred stocks; inflation-indexed securities; asset-backed securities; mortgage-related securities (including CMOs); and foreign bonds.

To help reduce share price fluctuations, the fund seeks to keep the average effective duration of its overall portfolio at one year or less, and the fund may invest in securities with effective final maturities of any length.

The fund may also engage in risk management techniques, including short sales, futures contracts, swap agreements and other derivatives, in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

seeking to reduce share price volatility, increase income and otherwise manage the fund’s exposure to investment risks. The fund will focus primarily on U.S. securities, but may invest up to 10% of its total assets in fixed-income securities of foreign issuers.

What other factors influenced the fund’s performance?

Despite soaring energy prices and the disruptions caused by three major hurricanes along the Gulf Coast, the U.S. economy expanded at a relatively moderate pace during the reporting period.As it has since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, implementing increases of 25 basis points at each of five meetings of its Federal Open Market Committee. As a result, the overnight federal funds rate rose from 3.25% at the start of the reporting period to 4.5% by the end.

Yields of very short-term securities, including money market instruments, rose along with short-term interest rates. However, yields toward the front end of the maturity range climbed more sharply than yields of longer-term securities, causing the “yield curve” to flatten. With yield “spreads” near historically low levels, it made little sense for most investors to incur the risks that longer-dated investments typically entail, creating a surge in demand for shorter-term instruments.

Under these conditions, the fund’s performance benefited from our duration management strategy. For most of the reporting period, we set the fund’s duration in a range that we considered slightly shorter than industry averages, which helped it avoid weakness among longer-dated securities.However,we temporarily increased the fund’s duration toward the end of 2005 to capture the higher yields that typically become available near year-end due to seasonal changes in supply and demand.

We generally found higher yielding opportunities outside of the U.S. Treasury market. High-quality asset-backed securities provided particularly strong contributions to the fund’s performance. We also found a number of opportunities among shorter-term corporate securities with credit ratings toward the lower end of the investment-grade range. However, we maintained a highly selective approach to corporate securities, avoiding industries that we believed would be affected by mergers-

4

and-acquisitions activity. Instead, we focused mainly on securities issued by financial companies, including real estate investment trusts.

We also invested a portion of the fund’s assets in mortgage-backed securities, an area that benefited from robust demand for a more limited number of securities as housing markets slowed.We focused primarily on shorter-term collateralized mortgage obligations (“CMOs”), which we believed would provide a degree of protection from rising interest rates.

What is the fund’s current strategy?

As of the end of the reporting period, we found more attractive values among securities with maturities between six and 12 months than among longer-term securities. Accordingly, we have continued to maintain the fund’s relative short duration, with a focus on mortgage-backed, asset-backed and corporate securities that currently offer yield advantages over U.S. Treasuries. However, evidence has emerged that the Fed may be nearing the end of its credit-tightening campaign, and we are prepared to adjust our strategies when we are convinced that short-term interest rates have peaked.

Lastly, on February 1, 2006, the fund closed Class A, Class P and Class S shares to new investment accounts and will reclassify those assets as Class D shares on or about March 24, 2006. This reclassification will have no impact on the fund’s portfolio.

February 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class S shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Citigroup 1-Year Treasury Benchmark-on-the-Run Index is an
unmanaged index generally representative of the average yield on 1-year U.S.Treasury bills.The index does not take into account charges, fees and other expenses.Total return is calculated on a month-end basis.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Yield Advantage Fund from August 1, 2005 to January 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2006
	Class A†	Class B	Class D	Class P †	Class S†

Expenses paid per $1,000 ††	$ 4.07	$ 7.80	$ 4.02	$ 4.06	$ 5.28
Ending value (after expenses)	$1,019.20	$1,010.10	$1,019.10	$1,013.90	$1,012.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2006

	Class A†	Class B	Class D	Class P †	Class S†

Expenses paid per $1,000 ††	$ 4.08	$ 7.83	$ 4.02	$ 4.08	$ 5.30
Ending value (after expenses)	$1,021.17	$1,017.44	$1,021.22	$1,021.17	$1,019.96

† Effective February 1, 2006, the fund is no longer excepting subscriptions to Class A, Class P or Class S. Effective on or about March 24, 2006, the fund will reclassify all of Class A, Class P and Class S shares as Class D shares. See Note 1.

Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.54% for Class B, ..79% for Class D, .80% for Class P and 1.04% for Class S; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS January 31, 2006 (Unaudited)
	Principal
Bonds and Notes—98.8%	Amount ($)		Value ($)

Asset-Backed Ctfs. Automobile Receivables—5.0%
Harley-Davidson Motorcycle Trust,
Ser. 2005-2, Cl. A2, 4.07%, 2012	800,000		787,200
USAA Auto Owner Trust,
Ser. 2005-2, Cl. A4, 4.17%, 2011	750,000		735,699
WFS Financial Owner Trust:
Ser. 2005-1, Cl. A3, 3.59%, 2009	2,675,000		2,638,167
Ser. 2005-2, Cl. A4, 4.39%, 2012	1,500,000		1,485,632
			5,646,698
Asset-Backed Ctfs./Credit Cards—5.9%
Advanta Business Card Master Trust,
Ser. 2005-C1, Cl. C1, 5%, 2011	1,500,000	[a]	1,510,268
American Express Issuance Trust,
Ser. 2005-1, Cl. C, 4.8%, 2011	1,250,000	[a]	1,255,433
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1, 4.84%, 2012	1,250,000	[a]	1,254,494
Gracechurch Card Funding,
Ser. 9, Cl. C, 4.78%, 2010	1,250,000	[a]	1,249,414
Providian Gateway Master Trust,
Ser. 2004-DA, Cl. A, 3.35%, 2011	1,480,000	[b]	1,443,694
			6,713,303
Asset-Backed Ctfs./Home Equity Loans—18.6%
ACE Securities,
Ser. 2005-HE2, Cl. A2B, 4.73%, 2035	2,500,000	[a]	2,501,867
Accredited Mortgage Loan Trust:
Ser. 2005-2, Cl. A2A, 4.63%, 2035	1,091,757	[a]	1,092,300
Ser. 2005-4, Cl. M7, 5.83%, 2035	500,000	[a]	503,484
Asset-Backed Securities Corporation Home Equity,
Ser. 2004-HE3, Cl. M2, 5.65%, 2034	1,750,000	[a]	1,771,106
Bear Stearns Asset-Backed Securities,
Ser. 2005-HE4, Cl. 1A1, 4.63%, 2035	935,971	[a]	936,709
Centex Home Equity:
Ser. 2005-B, Cl. AF2, 4.24%, 2035	655,000		648,777
Ser. 2005-D, Cl. M4, 5.14%, 2035	1,000,000	[a]	1,002,099
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 4.63%, 2035	339,878	[a]	340,142
GSAA Trust:
Ser. 2004-5, Cl. AF2, 4.736%, 2034	1,414,602		1,406,439
Ser. 2005-3, Cl. A1, 4.66%, 2034	589,348	[a]	589,500

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Asset-Backed Ctfs./Home Equity Loans (continued)
Home Equity Asset Trust:
Ser. 2005-8, Cl. M7, 5.65%, 2036	1,000,000	[a]	1,001,288
Ser. 2005-9, Cl. M7, 5.73%, 2036	450,000	[a]	454,281
Merrill Lynch Mortgage Investors,
Ser. 2004-HE2, Cl. A1A, 4.93%, 2035	1,190,596	[a]	1,195,012
Morgan Stanley ABS Capital I,
Ser. 2005-HE6, Cl. B1, 5.88%, 2035	1,000,000	[a]	1,014,275
Option One Mortgage Loan Trust:
Ser. 2003-5, Cl. M1, 5.18%, 2033	1,000,000	[a]	1,005,801
Ser. 2004-1, Cl. A2, 4.82%, 2034	629,971	[a]	630,642
Ser. 2005-4, Cl. M5, 5.16%, 2035	500,000	[a]	500,864
Residential Asset Securities:
Ser. 2005-AHL2, Cl. M7, 5.64%, 2035	478,000	[a]	475,512
Ser. 2005-EMX1, Cl. AI1, 4.63%, 2035	819,098	[a]	819,776
Ser. 2005-EMX2, Cl. A2, 4.69%, 2035	1,000,000	[a]	1,000,775
Ser. 2005-EMX4, Cl. M7, 5.78%, 2035	655,000	[a]	660,745
Ser. 2005-KS4, Cl. M2, 5.11%, 2035	1,500,000	[a]	1,508,365
			21,059,759
Asset-Backed Ctfs./Manufactured Housing—.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	811,800		850,927
Asset-Backed Ctfs./Other—13.4%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT1, Cl. A1B, 4.74%, 2035	2,500,000	[a]	2,503,842
Morgan Stanley ABS Capital I:
Ser. 2004-NC8, Cl. A2A, 4.7%, 2013	46,814	[a]	46,815
Ser. 2004-WMC2, Cl. A2, 4.89%, 2034	440,171	[a]	440,431
PG&E Energy Recovery Funding,
Ser. 2005-1, Cl. A2, 3.87%, 2011	1,000,000		981,379
Park Place Securities,
Ser. 2005-WHQ1, Cl. A3A, 4.64%, 2035	272,585	[a]	272,777
Popular ABS Mortgage Pass-Through Trust,
Ser. 2004-4, Cl. AF4, 4.628%, 2034	1,000,000		991,186
Residential Asset Mortgage Products:
Ser. 2005-EFC5, Cl. M7, 5.65%, 2035	500,000	[a]	500,654
Ser. 2005-EFC6, Cl. M7, 5.93%, 2035	500,000	[a]	501,572
Saxon Asset Securities Trust:
Ser. 2004-2, Cl. AF2, 4.15%, 2035	1,000,000		991,416
Ser. 2005-2, Cl. A2B, 4.69%, 2035	1,700,000	[a]	1,701,209

8

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Asset-Backed Ctfs./Other (continued)
Securitized Asset-Backed Receivables Trust,
Ser. 2005-OP1, Cl. A2B, 4.71%, 2035	4,500,000	[a]	4,503,895
Specialty Underwriting & Residential Finance,
Ser. 2005-BC2, Cl. A2B, 4.75%, 2035	1,700,000	[a]	1,705,976
			15,141,152
Automotive—.8%
DaimlerChrysler,
Notes, 4.125%, 2007	915,000	[c]	903,803
Banking—2.0%
City National Bank,
Sub. Notes, 6.375%, 2008	721,000		738,830
Washington Mutual Bank,
Notes, 4.49%, 2008	1,500,000	[a]	1,501,986
			2,240,816
Diversified Financial Services—15.2%
Amvescap,
Sr. Notes, 5.9%, 2007	1,125,000		1,133,217
Bear Stearns Cos.,
Notes, Ser. B, 4.43%, 2008	2,500,000	[a]	2,505,518
CIT,
Notes, 4.588%, 2007	2,500,000	[a]	2,507,823
Credit Suisse First Boston U.S.A.,
Sr. Notes, 4.625%, 2008	845,000	[c]	840,107
International Lease Finance,
Notes, Ser. P, 5%, 2010	2,000,000	[a]	2,012,616
Lehman Brothers,
Notes, Ser. G, 4.56%, 2009	2,000,000	[a]	2,010,610
MBNA,
Notes, Ser. F, 4.72%, 2008	1,000,000	[a]	1,008,590
Merrill Lynch & Co.,
Notes, Ser. C, 4.51%, 2010	1,900,000	[a]	1,904,057
Morgan Stanley,
Sr. Notes, Ser. F, 4.725%, 2008	2,000,000	[a]	2,002,960
Textron Financial,
Sr. Notes, Ser. E, 4.125%, 2008	1,255,000		1,234,690
			17,160,188

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Food & Beverages—3.0%
Cadbury Schweppes U.S. Finance,
Notes, 3.875%, 2008	1,130,000	[b]	1,095,397
Kroger,
Sr. Notes, 7.625%, 2006	770,000		780,260
Miller Brewing,
Notes, 4.25%, 2008	1,575,000	[b]	1,542,842
			3,418,499
Foreign Government—2.7%
Mexico Government International Bond,
Notes, Ser. A, 5.28%, 2009	3,000,000	[a]	3,048,750
Oil & Gas—2.5%
Atmos Energy,
Notes, 4.975%, 2007	2,822,000	[a]	2,824,842
Residential Mortgage Pass-Through Ctfs.—13.2%
Adjustable Rate Mortgage Trust:
Ser. 2005-3, Cl. 8A2, 4.77%, 2035	1,213,866	[a]	1,216,347
Ser. 2005-7, Cl. 7A21, 4.78%, 2035	678,643	[a]	672,193
Ser. 2005-9, Cl. 5A1, 4.8%, 2035	1,190,500	[a]	1,193,699
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1, 4.81%, 2035	670,804	[a]	665,733
Countrywide Alternative Loan Trust:
Ser. 2004-7T1, Cl. A1, 5.75%, 2034	2,408,208		2,409,052
Ser. 2005-65CB, Cl. 1A5, 5.28%, 2036	2,407,577	[a]	2,411,046
Ser. 2005-J4, Cl. 2A1B, 4.65%, 2035	756,892	[a]	757,034
Countrywide Home Loan Mortgage Pass-Through Trust:
Ser. 2004-16, Cl. 1A1, 4.93%, 2034	1,253,159	[a]	1,258,262
Ser. 2004-21, Cl. A8, 8%, 2034	1,538,112		1,566,352
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2, 5%, 2034	793,865		778,217
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3, 5.01%, 2035	649,616	[a]	651,162
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A, 5.47%, 2035	989,033		987,231
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 4.63%, 2035	393,880	[a]	394,075
			14,960,403

10

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Transportation—1.8%
Norfolk Southern,
Notes, Ser. A, 7.22%, 2006	2,000,000	2,028,730
U.S. Government—1.1%
U.S. Treasury Inflation Protected Securities,
3.625%, 1/15/2008	1,223,430 [d,e]	1,265,154
U.S. Government Agencies/
Mortgage-Backed—10.0%
Federal Home Loan Mortgage Corp.:
REMIC Trust, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2443, Cl. TD, 6.5%, 10/15/2030	292,839	292,400
Ser. 2503, Cl. VD, 6%, 2/15/2021	3,000,000	3,037,530
Ser. 2535, Cl. PL, 4%, 6/15/2029	355,628	354,040
Ser. 2890, Cl. PA, 5%, 9/15/2024	2,556,489	2,551,435
Federal National Mortgage Association:
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015	547,782	546,994
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	1,875,902	1,710,475
Ser. 2005-13, Cl. PA, 5%, 3/25/2027	1,751,132	1,744,123
Government National Mortgage Association I,
Ser. 2005-50, Cl. A, 4.015%, 11/16/2026	1,159,508	1,129,929
		11,366,926
Utilities/Gas & Electric—2.8%
Appalachian Power,
Notes, 4.85%, 2007	1,125,000 [a]	1,128,742
Georgia Power,
Notes, Ser. U, 4.53%, 2009	2,000,000 [a]	2,006,390
		3,135,132
Total Bonds and Notes
(cost $112,297,629)		111,765,082

Short-Term Investments—.9%

Agency Discount Notes;
Johnson Controls,
4.53%, 2/1/2006
(cost $1,000,000)	1,000,000	1,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,804,350)	1,804,350 [f]	1,804,350

Total Investments (cost $115,101,979)	101.3%	114,569,432
Liabilities, Less Cash and Receivables	(1.3%)	(1,427,194)
Net Assets	100.0%	113,142,238

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $4,081,933 or 3.6% of net assets.
[c] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund’s securities on loan is $1,743,911 and the total market value of the collateral held by the fund is $1,804,350.
[d] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[e] Partially held by a broker as collateral for open financial futures positions.
[f] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Asset/Mortgage Backed	56.9	Short-Term/
Corporate Bonds	28.1	Money Market Investments	2.5
U.S. Government & Agencies	11.1	Futures	(.0)
Foreign Government	2.7		101.3

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF FINANCIAL FUTURES

January 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	94	19,255,313	March 2006	(58,750)
90 Day Euro	10	2,379,375	March 2006	(2,000)
90 Day Euro	10	2,376,875	June 2006	(2,500)
90 Day Euro	10	2,376,875	September 2006	(2,625)
90 Day Euro	10	2,377,750	December 2006	(3,125)
Financial Futures Short
U.S. Treasury 5 Year Notes	95	10,044,766	March 2006	53,438
				(15,562)

See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $1,743,911)—Note 1(b):
Unaffiliated issuers			113,297,629		112,765,082
Affiliated issuers				1,804,350	1,804,350
Cash					55,875
Dividends and interest receivable					495,644
Receivable for shares of Common Stock subscribed					158,750
Prepaid expenses					34,657
					115,314,358

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					69,408
Liability for securities on loan—Note 1(b)					1,804,350
Payable for shares of Common Stock redeemed					222,033
Payable for futures variation margin—Note 4					1,847
Accrued expenses					74,482
					2,172,120

Net Assets ($)				113,142,238

Composition of Net Assets ($):
Paid-in capital					126,928,860
Accumulated distributions in excess of investment income—net					(433,929)
Accumulated net realized gain (loss) on investments					(12,804,584)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($15,562) net unrealized
(depreciation) on financial futures]					(548,109)

Net Assets ($)				113,142,238

Net Asset Value Per Share
	Class A	Class B	Class D	Class P	Class S

Net Assets ($)	2,950,250	3,365,216	88,509,464	17,902,712	414,596
Shares Outstanding	1,508,414	1,734,596	45,727,533	9,230,636	213,754

Net Asset Value
Per Share ($)	1.96	1.94	1.94	1.94	1.94

See notes to financial statements.

14

STATEMENT OF OPERATIONS Six Months Ended January 31, 2006 (Unaudited)
Investment Income ($):
Income:
Interest	2,809,724
Dividends;
Affiliated issuers	25,239
Income from securities lending	5,204
Total Income	2,840,167
Expenses:
Management fee—Note 3(a)	348,943
Shareholder servicing costs—Note 3(c)	234,776
Professional fees	31,393
Registration fees	29,115
Distribution fees—Note 3(b)	15,513
Prospectus and shareholders’ reports	13,328
Custodian fees—Note 3(c)	6,808
Directors’ fees and expenses—Note 3(d)	2,345
Miscellaneous	11,444
Total Expenses	693,665
Less—reduction in management fee due to
undertaking—Note 3(a)	(119,843)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(4,200)
Net Expenses	569,622
Investment Income—Net	2,270,545

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(180,828)
Net realized gain (loss) on financial futures	(10,294)
Net Realized Gain (Loss)	(191,122)
Net unrealized appreciation (depreciation) on investments
[including ($15,562) net unrealized (depreciation) on financial futures]	112,804
Net Realized and Unrealized Gain (Loss) on Investments	(78,318)
Net Increase in Net Assets Resulting from Operations	2,192,227

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Operations ($):
Investment income—net	2,270,545	4,117,696
Net realized gain (loss) on investments	(191,122)	717,534
Net unrealized appreciation
(depreciation) on investments	112,804	(1,091,463)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,192,227	3,743,767

Dividends to Shareholders from ($):
Investment income—net:
Class A	(87,888)	(170,131)
Class B	(59,915)	(90,325)
Class D	(2,017,136)	(3,697,468)
Class P	(429,652)	(865,678)
Class S	(7,992)	(17,178)
Total Dividends	(2,602,583)	(4,840,780)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	223,914	2,396,814
Class B	395,550	1,225,638
Class D	11,188,691	34,551,370
Class P	2,866,065	17,514,232
Class S	—	57,260
Dividends reinvested:
Class A	72,892	138,193
Class B	50,360	79,817
Class D	1,866,568	3,408,117
Class P	390,286	723,331
Class S	7,440	15,176
Cost of shares redeemed:
Class A	(2,646,665)	(4,518,454)
Class B	(1,293,485)	(3,395,119)
Class D	(45,237,021)	(93,351,771)
Class P	(10,966,748)	(35,479,950)
Class S	(114,595)	(470,228)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(43,196,748)	(77,105,574)
Total Increase (Decrease) in Net Assets	(43,607,104)	(78,202,587)

Net Assets ($):
Beginning of Period	156,749,342	234,951,929
End of Period	113,142,238	156,749,342
Distributions in excess of investment income—net	(433,929)	(101,891)

16

	Six Months Ended
	January 31, 2006	Year Ended
	(Unaudited)	July 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	114,707	1,215,520
Shares issued for dividends reinvested	37,292	70,253
Shares redeemed	(1,355,931)	(2,296,746)
Net Increase (Decrease) in Shares Outstanding	(1,203,932)	(1,010,973)

Class B [a]
Shares sold	203,568	627,193
Shares issued for dividends reinvested	25,916	40,852
Shares redeemed	(666,360)	(1,734,725)
Net Increase (Decrease) in Shares Outstanding	(436,876)	(1,066,680)

Class D
Shares sold	5,767,944	17,705,733
Shares issued for dividends reinvested	963,219	1,747,815
Shares redeemed	(23,334,788)	(47,848,738)
Net Increase (Decrease) in Shares Outstanding	(16,603,625)	(28,395,190)

Class P
Shares sold	1,474,643	8,966,315
Shares issued for dividends reinvested	200,830	370,198
Shares redeemed	(5,646,248)	(18,156,486)
Net Increase (Decrease) in Shares Outstanding	(3,970,775)	(8,819,973)

Class S
Shares sold	—	29,214
Shares issued for dividends reinvested	3,829	7,766
Shares redeemed	(58,849)	(240,563)
Net Increase (Decrease) in Shares Outstanding	(55,020)	(203,583)

a During the period ended January 31, 2006, 76,250 Class B shares representing $147,933 were automatically converted to 75,846 Class A shares and during the period ended July 31, 2005, 164,339 Class B shares representing $321,680 were automatically converted to 163,167 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	January 31, 2006		Year Ended July 31,

Class A Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.96	1.97	2.00	2.00
Investment Operations:
Investment income—net [b]	.03	.04	.03	.03
Net realized and unrealized
gain (loss) on investments	.01	.00[c]	(.02)	.01
Total from Investment Operations	.04	.04	.01	.04
Distributions:
Dividends from investment income—net	(.04)	(.05)	(.04)	(.04)
Net asset value, end of period	1.96	1.96	1.97	2.00

Total Return (%) [d]	1.92[e]	2.13	.49	1.88[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[f]	.91	.90	1.01[f]
Ratio of net expenses to average net assets	.80[f]	.80	.80	.80[f]
Ratio of net investment income
to average net assets	3.33[f]	2.20	1.61	1.48[f]
Portfolio Turnover Rate	20.88[e]	211.75	309.23	371.43

Net Assets, end of period ($ x 1,000)	2,950	5,314	7,339	11,802

[a]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

18

Six Months Ended
	January 31, 2006		Year Ended July 31,

Class B Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.95	1.96	1.98	2.00
Investment Operations:
Investment income—net [b]	.02	.03	.02	.01
Net realized and unrealized
gain (loss) on investments	.00[c]	.00[c]	(.02)	.00[c]
Total from Investment Operations	.02	.03	—	.01
Distributions:
Dividends from investment income—net	(.03)	(.04)	(.02)	(.03)
Net asset value, end of period	1.94	1.95	1.96	1.98

Total Return (%) [d]	1.01[e]	1.37	.23	.29[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73[f]	1.66	1.64	1.74[f]
Ratio of net expenses to average net assets	1.54[f]	1.54	1.55	1.55[f]
Ratio of net investment income
to average net assets	2.53[f]	1.42	.77	.74[f]
Portfolio Turnover Rate	20.88[e]	211.75	309.23	371.43

Net Assets, end of period ($ x 1,000)	3,365	4,225	6,343	5,290

[a]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	January 31, 2006		Year Ended July 31,

Class D Shares	(Unaudited)	2005	2004	2003 [a]	2002 [b]

Per Share Data ($):
Net asset value,
beginning of period	1.94	1.95	1.98	2.01	2.00
Investment Operations:
Investment income—net [c]	.03	.04	.03	.04	.05
Net realized and unrealized
gain (loss) on investments	.01	.00[d]	(.02)	(.02)	.01
Total from Investment Operations	.04	.04	.01	.02	.06
Distributions:
Dividends from
investment income—net	(.04)	(.05)	(.04)	(.05)	(.05)
Net asset value, end of period	1.94	1.94	1.95	1.98	2.01

Total Return (%)	1.91[e]	2.13	.48	1.16	3.01[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[f]	.90	.88	.85	.92[f]
Ratio of net expenses
to average net assets	.79[f]	.80	.80	.80	.75[f]
Ratio of net investment income
to average net assets	3.27[f]	2.19	1.60	2.10	3.37[f]
Portfolio Turnover Rate	20.88[e]	211.75	309.23	371.43	96.09[e]

Net Assets, end of period
($ x 1,000)	88,509	121,006	177,228	313,644	342,499

[a]	The fund commenced offering five classes of shares on November 1, 2002.The existing shares were redesignated
Class D shares.
[b]	From November 15, 2001 (commencement of operations) to July 31, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Amount represents less than $.01 per share.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

20

Six Months Ended
	January 31, 2006		Year Ended July 31,

Class P Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.95	1.96	1.98	2.00
Investment Operations:
Investment income—net [b]	.03	.04	.03	.03
Net realized and unrealized
gain (loss) on investments	.00[c]	.00[c]	(.01)	(.01)
Total from Investment Operations	.03	.04	.02	.02
Distributions:
Dividends from investment income—net	(.04)	(.05)	(.04)	(.04)
Net asset value, end of period	1.94	1.95	1.96	1.98

Total Return (%)	1.39[d]	2.14	.98	.85[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[e]	.87	.85	.86[e]
Ratio of net expenses to average net assets	.80[e]	.80	.80	.80[e]
Ratio of net investment income
to average net assets	3.29[e]	2.19	1.64	1.43[e]
Portfolio Turnover Rate	20.88[d]	211.75	309.23	371.43

Net Assets, end of period ($ x 1,000)	17,903	25,682	43,117	125,292

[a]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	January 31, 2006		Year Ended July 31,

Class S Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.95	1.96	1.98	2.00
Investment Operations:
Investment income—net [b]	.03	.04	.03	.02
Net realized and unrealized
gain (loss) on investments	(.01)	.00[c]	(.02)	(.01)
Total from Investment Operations	.02	.04	.01	.01
Distributions:
Dividends from investment income—net	(.03)	(.05)	(.03)	(.03)
Net asset value, end of period	1.94	1.95	1.96	1.98

Total Return (%) [d]	1.28[e]	1.88	.76	.65[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.37[f]	1.21	1.18	1.23[f]
Ratio of net expenses to average net assets	1.04[f]	1.05	1.05	1.05[f]
Ratio of net investment income
to average net assets	3.01[f]	1.95	1.35	1.05[f]
Portfolio Turnover Rate	20.88[e]	211.75	309.23	371.43

Net Assets, end of period ($ x 1,000)	415	523	925	1,520

[a]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Yield Advantage Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital with minimal changes in share price. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On January 26, 2006, the fund’s Board of Directors approved, effective as of the close of business on or about March 24, 2006 (the “Effective Date”), reclassifying all of the fund’s Class A, Class P and Class S shares as Class D shares of the fund.Accordingly, effective February 1, 2006, no new investments in the fund’s Class A, Class P or Class S shares will be permitted and the front-end sales load applicable to Class A shares will be waived on subsequent investments.

In addition, effective as of the Effective Date, the following changes will be implemented:

• The contingent deferred sales charge (“CDSC”) of .50% applicable to the fund’s Class A shares purchased without an initial sales charge as part of an investment of $250,000 or more and redeemed within eighteen months of their original purchase will be adopted and implemented for Class D shares with respect to such Class A shares that are re-classified as Class D shares.

• The fund’s Class B shares will automatically convert to the fund’s Class D shares (instead of Class A shares) approximately six years after the date of purchase. Class D shares are not subject to a Rule 12b-1 plan fee or to any CDSC.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 900 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (50 million shares authorized), Class D (500 million shares authorized), Class P (200 million shares authorized) and Class S (50 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B and Class S shares are subject to a CDSC imposed on Class B and Class S share redemptions made within six years of purchase and Class B shares automatically convert to Class A shares after six years. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

24

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), financial futures and options) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

26

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $12,577,692 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2005. If not applied, $3,308,447 of the carryover expires in fiscal 2011, $1,633,108 expires in fiscal 2012 and $7,636,137 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2005 was as follows: ordinary income $4,840,780. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended January 31, 2006, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from August 1, 2005 through July 31, 2006, that, if the aggregate expenses of the fund, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .55% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $119,843 during the period ended January 31, 2006.

During the period ended January 31, 2006, the Distributor retained $33 from commissions earned on sales of the fund’s Class A shares and $19,226 and $1,694 from contingent deferred sales charges on redemptions of the fund’s Class B and Class S shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class S shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B shares and .25% of the value of the average daily net assets of Class S shares. During the period ended January 31, 2006, Class B and Class S shares were charged $14,949 and $564, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class D, Class P and Class S shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to share-

28

holder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class D, Class P and Class S shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2006, Class A, Class B, Class D, Class P and Class S shares were charged $5,830, $4,983, $134,526, $28,568 and $564, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2006, the fund was charged $31,765 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2006, the fund was charged $6,808 pursuant to the custody agreement.

During the period ended January 31, 2006, the fund was charged $1,910 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $51,017, Rule 12b-1 distribution plan fees $2,402, shareholder services plan fees $25,509, custodian fees $2,612, chief compliance officer fees $1,273 and transfer agency per account fees $11,773, which are offset against an expense reimbursement currently in effect in the amount of $25,178.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended January 31, 2006, amounted to $28,426,226 and $71,781,476, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equiva-lents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2006, are set forth in the Statement of Financial Futures.

At January 31, 2006, accumulated net unrealized depreciation on investments was $532,547, consisting of $210,356 gross unrealized appreciation and $742,903 gross unrealized depreciation.

At January 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Yield Advantage Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

-

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)